UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09917

                        SENTINEL VARIABLE PRODUCTS TRUST
               (Exact name of registrant as specified in charter)

                 National Life Drive, Montpelier, Vermont 05604
               (Address of principal executive offices) (zip code)

                               D. Russell Morgan
                         Sentinel Asset Management, Inc.
                 National Life Drive, Montpelier, Vermont 05604
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (802) 229-3113

Date of fiscal year end:   December 31

Date of reporting period:  January 1, 2006 - June 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS


                        Sentinel Variable
                        Products Trust

                        --------------------------------

                        Policyholders Semi-Annual Report
                        June 30, 2006

SENTINEL VARIABLE PRODUCTS TRUST

National Life Drive,
Montpelier, Vermont 05604


TABLE OF CONTENTS

 1    Message to Policyholders
 2    Fund Performance
 3    Actual and Hypothetical Expenses for Comparison Purposes
 4    Sentinel Variable Products Trust Balanced Fund
 6    Sentinel Variable Products Trust Bond Fund
 7    Sentinel Variable Products Trust Common Stock Fund
 9    Sentinel Variable Products Trust Growth Index Fund
12    Sentinel Variable Products Trust Mid Cap Growth Fund
14    Sentinel Variable Products Trust Money Market Fund
15    Sentinel Variable Products Trust Small Company Fund
18    SVPT Statements of Assets and Liabilities
20    SVPT Statements of Operations
22    SVPT Statements of Changes in Net Assets
24    SVPT Financial Highlights
28    SVPT Notes to Financial Statements
32    Information and Services for Policyholders
33    Trustees and Officers Message to Policyholders

                            Message to Policyholders

                    ---------------------------------------
                                   [graphic]
                            Sentinel's five pillars
                                  of investing

                    o  INDEPENDENT INSIGHT
                    o  RIGOROUS SECURITY SELECTION
                    o  EXACTING CONTROLS
                    o  COMPELLING PERFORMANCE
                    o  STRATEGIC COMMITMENT

                    Sentinel has sought to help investors
                    achieve their major long-term financial
                    goals by adhering to these principles.
                    ---------------------------------------

June 30, 2006

Dear Policyholder,

We hope you continue to benefit from the disciplined money management expertise behind Sentinel's proven performers. We term the factors behind our consistent philosophy SENTINEL'S FIVE PILLARS OF INVESTING.

      o INDEPENDENT INSIGHT We are committed to doing our own research, with analysts dedicated to specific strategies. We value our independence.

      o RIGOROUS SECURITY SELECTION We seek to add value in our funds primarily through individual security selection - identifying quality investments at attractive prices.

      o EXACTING CONTROLS We strive to maintain style consistency, manage risk and trade opportunistically. We avoid formulas and fads.

      o COMPELLING PERFORMANCE Our strategies are designed to achieve a track record of strong long-term returns and risk management.

      o STRATEGIC COMMITMENT Sentinel is committed to serving the needs of investors just like you.

Thank you for continuing to give us an opportunity to serve your money management needs.

Sincerely,


/s/ Thomas H. MacLeay
Thomas H. MacLeay
Chairman


/s/ Christian Thwaites
Christian Thwaites
President and Chief Executive Officer

                                Fund Performance

Performance data for each Sentinel Variable Products Trust Fund is provided in this table. Financial data is contained in the following pages.

                                                        For the period from
                                                     01/01/06 through 06/30/06
                                      -----------------------------------------------------
                                      06/30/06
                                      Net Asset                      Capital
Sentinel Variable                     Value Per       Income           Gain          Total
Products Trust Fund                     Share        Dividends     Distributions    Return*
-------------------------------------------------------------------------------------------
BALANCED                                $11.87        $    --          $ --          2.06%
BOND                                      9.79             --            --         -0.51
COMMON STOCK                             12.08             --            --          3.34
GROWTH INDEX                              7.95             --            --         -1.24
MID CAP GROWTH                            9.70             --            --          0.62
MONEY MARKET                              1.00         0.0215            --          2.17
SMALL COMPANY                            14.75             --            --          5.81

STANDARD & POOR'S 500
  COMPOSITE STOCK PRICE INDEX +             --             --            --          2.71
LEHMAN AGGREGATE BOND INDEX ++              --             --            --         -0.72
-------------------------------------------------------------------------------------------

* Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Fund performance data includes all operating expenses but does not reflect any insurance charges imposed by your insurance company's separate account. If performance information included the effect of such charges, total returns would have been lower. Past performance is no guarantee of future results.
+     An unmanaged index of stocks reflecting average prices in the stock market.
++    An unmanaged index of bonds reflecting average prices in the bond market.

            Actual and Hypothetical Expenses for Comparison Purposes

EXAMPLE

When you allocate to one or more of the Sentinel Variable Products Trust Funds, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of allocating to the Funds and to compare these costs with the ongoing costs of allocating to other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 01/01/06 through 06/30/06.

ACTUAL EXPENSES

The first line of each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid from 01/01/06 through 06/30/06 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of the share class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of allocating to a specific Sentinel Variable Products Trust Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below do not include fees and expenses charged or incurred by the separate accounts of National Life Insurance Company which purchases shares of the Funds to serve as investment vehicles under variable life insurance policies or variable annuity contracts issued by National Life Insurance Company. If such expenses were included, the overall expenses shown in the table below would be higher.

Actual and hypothetical expenses for each Sentinel Variable Products Trust Fund are provided in this table. More detailed expense data is contained in the following pages. (Unaudited)

                                                                                 Beginning     Ending                  Expenses Paid
                                          Total                      Total        Account      Account    Annualized   from 01/01/06
Sentinel Variable                        Return                      Return        Value        Value       Expense       through
Products Trust Fund                    Description                 Percentage     01/01/06     06/30/06      Ratio        06/30/06*
------------------------------------------------------------------------------------------------------------------------------------
BALANCED                                 Actual                       2.06%      $1,000.00    $1,020.60      0.79%         $3.96
                       Hypothetical (5% per year before expenses)     2.11%      $1,000.00    $1,021.05      0.79%         $3.96

BOND                                     Actual                      -0.51%      $1,000.00    $1,994.90      0.67%         $3.31
                       Hypothetical (5% per year before expenses)     2.17%      $1,000.00    $1,021.65      0.67%         $3.36

COMMON STOCK                             Actual                       3.34%      $1,000.00    $1,033.40      0.62%         $3.13
                       Hypothetical (5% per year before expenses)     2.19%      $1,000.00    $1,021.90      0.62%         $3.11

GROWTH INDEX                             Actual                      -1.24%      $1,000.00    $1,987.60      0.60%         $2.96
                       Hypothetical (5% per year before expenses)     2.20%      $1,000.00    $1,022.00      0.60%         $3.01

MID CAP GROWTH                           Actual                       0.62%      $1,000.00    $1,006.20      0.76%         $3.78
                       Hypothetical (5% per year before expenses)     2.12%      $1,000.00    $1,021.20      0.76%         $3.81

MONEY MARKET                             Actual                       2.17%      $1,000.00    $1,021.70      0.40%         $2.01
                       Hypothetical (5% per year before expenses)     2.30%      $1,000.00    $1,023.00      0.40%         $2.01

SMALL COMPANY                            Actual                       5.81%      $1,000.00    $1,058.10      0.65%         $3.32
                       Hypothetical (5% per year before expenses)     2.18%      $1,000.00    $1,021.75      0.65%         $3.26
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181)/365 (or 366).

                 Sentinel Variable Products Trust Balanced Fund

PORTFOLIO WEIGHTINGS
As a percentage of net assets as of 06/30/06
AVERAGE EFFECTIVE DURATION (for all Bonds) 4.9 YEARS**

Asset Category                                                           Percent
--------------------------------------------------------------------------------
Common Stocks                                                              64.6%
U.S. Government Obligations                                                31.2%
Cash and Other                                                              4.2%
--------------------------------------------------------------------------------

TOP EQUITY HOLDINGS* as of 06/30/06

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
General Electric Co.                                                        2.0%
Schlumberger Ltd.                                                           1.9%
Citigroup, Inc.                                                             1.8%
United Technologies Corp.                                                   1.8%
Johnson & Johnson                                                           1.6%
Bank of America Corp.                                                       1.5%
ExxonMobil Corp.                                                            1.3%
Procter & Gamble Co.                                                        1.3%
Microsoft Corp.                                                             1.2%
Tyco Int'l. Ltd                                                             1.2%
TOTAL OF NET ASSETS*                                                       15.6%
--------------------------------------------------------------------------------

TOP FIXED INCOME HOLDINGS* as of as of 06/30/06

                                                 Maturity             Percent of
Description                 Coupon                 Date               Net Assets
--------------------------------------------------------------------------------
FHR R005 AB                   5.5%               12/15/18                  10.1%
FNR 06-63 VH                  6.5%               03/25/23                   7.1%
FNR 2003-29 L                   5%               09/25/30                   4.9%
FNR 2002-56 KW                  6%               04/25/23                   2.3%
FHR 2489 PE                     6%               08/15/32                   2.3%
FHR 2432 PH                     6%               03/15/32                   2.3%
FHR 2793 VC                   4.5%               03/15/20                   2.1%
  TOTAL OF NET ASSETS                                                      31.1%
--------------------------------------------------------------------------------

* "Top Equity Holdings" and "Top Fixed Income Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       (M=$1,000)     (Note 2)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 31.2%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 16.8%
  Collateralized Mortgage Obligations:
  FHR R005 AB
    5.5%, 12/15/18                                       2,217M     $ 2,179,939
  FHR 2793 VC
    4.5%, 03/15/20                                         500M         447,240
  FHR 2432 PH
    6%, 03/15/32                                           500M         495,065
  FHR 2489 PE
    6%, 08/15/32                                           500M         495,235
                                                                    -----------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        3,617,479
                                                                    -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 14.4%
  Collateralized Mortgage Obligations:
  FNR 2002-56 KW
    6%, 04/25/23                                           500M         500,550
  FNR 06-63 VH
    6.5%, 03/25/23                                       1,500M       1,523,580
  FNR 2003-29 L
    5%, 09/25/30                                         1,090M       1,060,722
                                                                    -----------
                                                                      3,084,852
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $6,717,080)                                                 6,702,331
                                                                    -----------

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  COMMON STOCKS 64.6%
  CONSUMER DISCRETIONARY 5.2%
* Comcast Corp. - Class A                                 5,500     $   180,290
  Disney (Walt) Co.                                       3,000          90,000
  Gap, Inc.                                               4,000          69,600
  Grupo Televisa, S.A                                     4,000          77,240
  Hilton Hotels Corp.                                     3,500          98,980
  McDonald's Corp.                                        3,000         100,800
  McGraw-Hill Cos., Inc.                                  2,200         110,506
  Staples, Inc.                                           6,000         145,920
  Time Warner, Inc.                                      10,000         173,000
  TJX Cos., Inc.                                          2,900          66,294
                                                                    -----------
                                                                      1,112,630
                                                                    -----------
  CONSUMER STAPLES 6.4%
  Altria Group, Inc.                                      2,900         212,947
  CVS Corp.                                               2,700          82,890
  Diageo plc (ADR)                                        2,000         135,100
  Kellogg Co.                                             1,800          87,174
  Kimberly-Clark Corp.                                    2,500         154,250
  PepsiCo, Inc.                                           3,500         210,140
  Procter & Gamble Co.                                    4,937         274,497
  Wal-Mart Stores, Inc.                                   2,500         120,425
  Wrigley (Wm.) Jr. Co.                                   2,125          96,390
                                                                    -----------
                                                                      1,373,813
                                                                    -----------
  ENERGY 7.4%
  Chevron Corp.                                           3,900         242,034
  EOG Resources, Inc.                                     2,100         145,614
  ExxonMobil Corp.                                        4,500         276,075
  GlobalSantaFe Corp.                                     2,000         115,500
  Noble Energy, Inc.                                      3,000         140,580
* Pride Int'l., Inc.                                      3,200          99,936
  Schlumberger Ltd.                                       6,200         403,682
* Weatherford Int'l., Ltd.                                3,500         173,670
                                                                    -----------
                                                                      1,597,091
                                                                    -----------
  FINANCIALS 11.0%
  American Express Co.                                    2,700         143,694
  American Int'l. Group                                   2,700         159,435
  Ameriprise Financial, Inc.                                540          24,122
  Bank of America Corp.                                   6,753         324,819
  Bank of New York, Inc.                                  3,800         122,360
  Citigroup, Inc.                                         8,000         385,920
  Goldman Sachs Group, Inc.                                 800         120,344
  J.P. Morgan Chase & Co.                                 3,700         155,400
  Mellon Financial Corp.                                  3,500         120,505
  Merrill Lynch & Co., Inc.                               1,700         118,252
  Morgan Stanley                                          1,700         107,457
  PNC Financial Services Group, Inc.                        800          56,136
  St. Paul Travelers Cos., Inc.                           4,000         178,320
  U.S. Bancorp                                            3,400         104,992
  Wachovia Corp.                                          1,900         102,752
  Wells Fargo & Co.                                       2,100         140,868
                                                                    -----------
                                                                      2,365,376
                                                                    -----------
  HEALTH CARE 10.6%
* Amgen, Inc.                                             2,300         150,029
  Baxter Int'l., Inc.                                     3,100         113,956
  Bristol-Myers Squibb Co.                                4,000         103,440
  Cigna Corp.                                               500          49,255
  GlaxoSmithKline plc (ADR)                               3,000         167,400
  HCA, Inc.                                               2,600         112,190
  Johnson & Johnson                                       5,700         341,544
* Laboratory Corp. of America Holdings                    2,100         130,683
  Lilly, Eli & Co.                                        1,500          82,905
* Medco Health Solutions, Inc.                            1,449          82,999
  Medtronic, Inc.                                         5,000         234,600
  Novartis (ADR)                                          2,600         140,192
  Pfizer, Inc.                                            6,400         150,208


                                              See Notes to Financial Statements.

                 Sentinel Variable Products Trust Balanced Fund at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  Sanofi-Aventis (ADR) (a)                                2,300     $   112,010
  Teva Pharmaceutical
  Industries Ltd. (ADR)                                   5,100         161,109
* Zimmer Holdings, Inc.                                   2,500         141,800
                                                                    -----------
                                                                      2,274,320
                                                                    -----------
  INDUSTRIALS 11.2%
  Boeing Co.                                              2,400         196,584
  Canadian Nat'l. Railway Co.                             1,200          52,500
  Deere & Co.                                             1,500         125,235
  General Dynamics Corp.                                  1,800         117,828
  General Electric Co.                                   13,000         428,480
  Honeywell Int'l., Inc.                                  5,200         209,560
  Northrop Grumman Corp.                                  1,700         108,902
  Rockwell Automation, Inc.                               2,500         180,025
  Tyco Int'l. Ltd                                         9,000         247,500
  Union Pacific Corp.                                     2,000         185,920
  United Technologies Corp.                               6,000         380,520
  Waste Management, Inc.                                  5,000         179,400
                                                                    -----------
                                                                      2,412,454
                                                                    -----------
  INFORMATION TECHNOLOGY 7.7%
  Accenture Ltd.                                          2,100          59,472
* Adobe Systems, Inc.                                     1,700          51,612
  Applied Materials, Inc.                                 5,900          96,052
* Broadcom Corp. - Class A                                1,700          51,085
* Cisco Systems, Inc.                                     4,700          91,791
* EMC Corp.                                               8,000          87,760
  First Data Corp.                                        1,600          72,064
* Freescale Semiconductor, Inc. - Class B                 1,852          54,449
  Intel Corp.                                             7,000         132,650
  Int'l. Business Machines                                1,600         122,912
  Linear Technology                                       2,000          66,980
  Microsoft Corp.                                        11,000         256,300
  Motorola, Inc.                                          7,000         141,050
  Nokia Corp. (ADR)                                       4,000          81,040
* Oracle Corp.                                            6,100          88,389
  Qualcomm, Inc.                                          1,500          60,105
  Seagate Technology (R) (a)                              2,400          54,336
  Texas Instruments                                       3,000          90,870
                                                                    -----------
                                                                      1,658,917
                                                                    -----------
  MATERIALS 3.6%
  DuPont, E.I. de Nemours & Co.                           5,000         208,000
  Freeport-McMoran Copper & Gold - Class B                4,000         221,640
  Int'l. Paper Co.                                        3,500         113,050
  Newmont Mining Corp.                                      700          37,051
  Praxair, Inc.                                           3,500         189,000
                                                                    -----------
                                                                        768,741
                                                                    -----------
  TELECOMMUNICATION SERVICES 1.0%
  America Movil S.A. de C.V. (ADR)                        2,000          66,520
* Embarq Corp.                                              140           5,739
  Sprint Nextel Corp.                                     3,300          65,967
  Vodafone Group plc (ADR)                                4,000          85,200
                                                                    -----------
                                                                        223,426
                                                                    -----------
  UTILITIES 0.5%
  Entergy Corp.                                           1,500         106,125
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $11,164,117)                                               13,892,893
                                                                    -----------
  MONEY MARKET FUND 0.8%
  State Street Navigator
    Securities Lending Prime Portfolio (b)
    (Cost $167,875)**                                   167,875         167,875
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $18,049,072)** 20,763,099
  EXCESS OF OTHER ASSETS OVER LIABILITIES 3.4%                          719,278
                                                                    -----------
  NET ASSETS                                                        $21,482,377
                                                                    ===========

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $122,650 and $166,346, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2006 net unrealized appreciation for federal income tax purposes aggregated $2,714,027 of which $2,997,590 related to appreciated securities and $283,563 related to depreciated securities.
      (ADR) - American Depository Receipt
      (R) - Return of Capital paid during the period.


                                              See Notes to Financial Statements.

                   Sentinel Variable Products Trust Bond Fund

AVERAGE EFFECTIVE DURATION**
As a percentage of net assets as of 06/30/06
AVERAGE EFFECTIVE DURATION (for all Bonds) 4.7 YEARS**

Duration                                                                 Percent
--------------------------------------------------------------------------------
Less than 1 yr.                                                             0.6%
1 yr. to 2.99 yrs.                                                          4.4%
3 yrs. to 3.99 yrs.                                                        40.6%
4 yrs. to 5.99 yrs.                                                        29.3%
6 yrs. to 7.99 yrs.                                                        22.9%
8 yrs. and up                                                               2.2%
--------------------------------------------------------------------------------

TOP HOLDINGS* as of 06/30/06

                                                 Maturity             Percent of
Description                 Coupon                 Date               Net Assets
--------------------------------------------------------------------------------
FHRR R005 AB                  5.5%               12/15/18                   9.5%
FNR 06-63 VH                  6.5%               03/25/23                   8.9%
U.S. Treasury Note          3.375%               10/15/09                   7.2%
FHR 2432 PH                     6%               03/15/32                   6.5%
FNR 02-67 PD                  5.5%               04/25/31                   5.1%
FNR 03-29 L                     5%               09/25/30                   4.6%
FNR 06-35 MN                    6%               12/25/24                   4.4%
GNR 02-88 LE                  5.5%               02/20/32                   4.4%
FHR 2535 PC                     6%               09/15/32                   4.3%
FHR 2116 ZA                     6%               01/15/29                   4.0%
  TOTAL OF NET ASSETS**                                                    58.9%
--------------------------------------------------------------------------------

* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       (M=$1,000)     (Note 2)
  ------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS 76.3%
  U.S. TREASURY OBLIGATIONS 12.6%
  5-Year:
  U.S. Treasury Note
    4.375%, 01/31/08 (a)                                   750M     $   740,625
  U.S. Treasury Note
    3.375%, 10/15/09 (a)                                 1,750M       1,660,313
  U.S. Treasury Note
    3.625%, 01/15/10 (a)                                   500M         476,250
                                                                    -----------
  TOTAL U.S. TREASURY OBLIGATIONS                                     2,877,188
                                                                    -----------
  U.S GOVERNMENT AGENCY OBLIGATIONS 63.7%
  FEDERAL HOME LOAN MORTGAGE CORPORATION 34.3%
  Collateralized Mortgage Obligations:
  FHR R005 AB
    5.5%, 12/15/18                                       2,217M       2,179,939
  FHR 2793 VC
    4.5%, 03/15/20                                       1,000M         894,480
  FHR 2966 V
    5%, 02/15/27                                           969M         900,807
  FHR 2116 ZA
    6%, 01/15/29                                           908M         907,490
  FHR 2534 BF
    5.5%, 02/15/31                                         503M         494,856
  FHR 2432 PH
    6%, 03/15/32                                         1,500M       1,485,195
  FHR 2535 PC
    6%, 09/15/32                                         1,000M         994,520
                                                                    -----------
  TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                        7,857,287
                                                                    -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION 25.1%
  Collateralized Mortgage Obligations:
  FNR 06-63 VH
    6.5%, 03/25/23                                       2,000M       2,031,440
  FNR 06-35 MN
    6%, 12/25/24                                         1,000M       1,001,380
  FNR 03-29 L
    5%, 09/25/30                                         1,090M       1,060,722
  FNR 02-67 PD
    5.5%, 04/25/31                                       1,200M       1,178,040
  FNR 03-42 PE
    5.5%, 12/25/31                                         500M         482,920
                                                                    -----------
  TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                         5,754,502
                                                                    -----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 4.3%
  Collateralized Mortgage Obligations:
  GNR 02-88 LE
    5.5%, 02/20/32                                       1,000M         995,110
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           14,606,899
                                                                    -----------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
    (Cost $17,557,789)                                               17,484,087
                                                                    -----------
  BONDS 20.7%
  BASIC MATERIALS 2.0%
  Alcan, Inc.
    5%, 06/01/15                                           500M         462,500
                                                                    -----------
  CONSUMER CYCLICAL 3.0%
  McDonald's Corp.
    4.125%, 06/01/13                                       750M         677,813
                                                                    -----------
  CONSUMER STAPLES 5.0%
  Anheuser Busch Cos., Inc.
    4.375%, 01/15/13                                       740M         684,500
  Ingersoll-Rand Co. (a)
    4.75%, 05/15/15                                        500M         461,250
                                                                    -----------
                                                                      1,145,750
                                                                    -----------
  FINANCIAL INSTITUTIONS 5.4%
  Bank of New York
    4.95%, 01/14/11                                        500M         486,875
  Fleet National Bank
    5.75%, 01/15/09                                        250M         250,625
  John Deere Capital Corp.
    5.4%, 04/07/10                                         500M         494,375
                                                                    -----------
                                                                      1,231,875
                                                                    -----------
  MEDIA 2.2%
  Time Warner Cos., Inc. (a)
    6.875%, 06/15/18                                       500M         508,750
  REAL ESTATE 3.1%
  Duke Realty LP
    5.4%, 08/15/14                                         250M         238,750
  ERP Operating LP
    5.25%, 09/15/14                                        500M         475,625
                                                                    -----------
                                                                        714,375
                                                                    -----------
  TOTAL BONDS
    (Cost $4,995,697)                                                 4,741,063
                                                                    -----------
  MONEY MARKET FUND 14.6%
  State Street Navigator Securities Lending
    Prime Portfolio (b)
    (Cost $3,340,002)                                                 3,340,002
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $25,893,488)*                                              25,565,152

  EXCESS OF LIABILITIES OVER OTHER ASSETS (11.6%)                    (2,648,123)
                                                                    -----------
  NET ASSETS                                                        $22,917,029
                                                                    ===========

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $2,853,725 and $2,751,477, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
* Cost for federal income tax purposes is substantially similar. At June 30, 2006 unrealized depreciation for federal income tax purposes aggregated $328,336 of which $41,497 related to appreciated securities and $369,833 related to depreciated securities.


                                              See Notes to Financial Statements.

               Sentinel Variable Products Trust Common Stock Fund

SECTOR WEIGHTINGS
As a percentage of net assets as of 06/30/06

Sector                                                                   Percent
--------------------------------------------------------------------------------
Health Care                                                                16.3%
Financials                                                                 16.2%
Industrials                                                                15.4%
Information Technology                                                     12.2%
Energy                                                                     11.4%
Consumer Staples                                                            9.3%
Consumer Discretionary                                                      7.8%
Materials                                                                   5.2%
Telecommunication Services                                                  1.6%
Utilities                                                                   0.8%
Cash & Other                                                                3.8%
--------------------------------------------------------------------------------

TOP HOLDINGS* as of 06/30/06

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
General Electric Co.                                                        2.7%
Johnson & Johnson                                                           2.7%
United Technologies Corp.                                                   2.6%
Schlumberger Ltd.                                                           2.5%
Citigroup, Inc.                                                             2.1%
Chevron Corp.                                                               2.0%
Bank of America Corp.                                                       2.0%
ExxonMobil Corp.                                                            2.0%
Medtronic, Inc.                                                             1.8%
PepsiCo, Inc.                                                               1.8%
TOTAL OF NET ASSETS                                                        22.2%
--------------------------------------------------------------------------------

* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  COMMON STOCKS 96.2%
  CONSUMER DISCRETIONARY 7.8%
* Comcast Corp. - Class A                                30,400     $   996,512
  Disney (Walt) Co.                                      14,000         420,000
  Gap, Inc.                                              19,300         335,820
  Grupo Televisa, S.A                                    20,400         393,924
  Hilton Hotels Corp.                                    25,000         707,000
  McDonald's Corp.                                       15,300         514,080
  McGraw-Hill Cos., Inc.                                  9,400         472,162
  Staples, Inc.                                          21,000         510,720
  Time Warner, Inc.                                      55,000         951,500
  TJX Cos., Inc. (a)                                     15,000         342,900
                                                                    -----------
                                                                      5,644,618
                                                                    -----------
  CONSUMER STAPLES 9.3%
  Altria Group, Inc.                                     14,600       1,072,078
  CVS Corp.                                              13,500         414,450
  Diageo plc (ADR)                                       10,100         682,255
  Kellogg Co.                                             9,200         445,556
  Kimberly-Clark Corp.                                   12,000         740,400
  PepsiCo, Inc.                                          21,200       1,272,848
  Procter & Gamble Co.                                   17,852         992,571
  Wal-Mart Stores, Inc.                                  11,000         529,870
  Wrigley (Wm.) Jr. Co.                                  11,875         538,650
                                                                    -----------
                                                                      6,688,678
                                                                    -----------
  ENERGY 11.4%
  Chevron Corp.                                          23,094       1,433,213
  EOG Resources, Inc. (a)                                11,200         776,608
  ExxonMobil Corp.                                       23,000       1,411,050
  GlobalSantaFe Corp.                                     9,800         565,950
  Noble Energy, Inc.                                     14,200         665,412
* Pride Int'l., Inc.                                     19,000         593,370
  Schlumberger Ltd.                                      27,916       1,817,611
* Weatherford Int'l., Ltd.                               19,500         967,590
                                                                    -----------
                                                                      8,230,804
                                                                    -----------
  FINANCIALS 16.2%
  American Express Co.                                   19,213       1,022,516
  American Int'l. Group                                  12,900         761,745
  Ameriprise Financial, Inc.                              3,842         171,622
  Bank of America Corp.                                  29,678       1,427,512
  Bank of New York, Inc.                                 24,500         788,900
  Citigroup, Inc.                                        31,000       1,495,440
  Goldman Sachs Group, Inc.                               4,000         601,720
  J.P. Morgan Chase & Co.                                20,000         840,000
  Mellon Financial Corp.                                 16,900         581,867
  Merrill Lynch & Co., Inc.                               9,800         681,688
  Morgan Stanley                                          7,600         480,396
  PNC Financial Services Group, Inc.                      4,000         280,680
  St. Paul Travelers Cos., Inc.                          20,000         891,600
  U.S. Bancorp                                           15,000         463,200
  Wachovia Corp.                                         10,600         573,248
  Wells Fargo & Co.                                       8,900         597,012
                                                                    -----------
                                                                     11,659,146
                                                                    -----------
  HEALTH CARE 16.3%
* Amgen, Inc.                                            12,700         828,421
  Baxter Int'l., Inc.                                    15,800         580,808
  Bristol-Myers Squibb Co.                               16,400         424,104
  Cigna Corp.                                             2,400         236,424
  GlaxoSmithKline plc (ADR)                              15,000         837,000
  HCA, Inc. (a)                                          12,900         556,635
  Johnson & Johnson                                      32,500       1,947,400
* Laboratory Corp. of America Holdings (a)               10,100         628,523
  Lilly, Eli & Co.                                        7,500         414,525
* Medco Health Solutions, Inc.                            6,970         399,242
  Medtronic, Inc.                                        27,500       1,290,300
  Novartis (ADR)                                         12,300         663,216
  Pfizer, Inc.                                           34,200         802,674
  Sanofi-Aventis (ADR) (a)                               11,300         550,310
  Teva Pharmaceutical Industries Ltd. (ADR)              25,000         789,750
* Zimmer Holdings, Inc.                                  13,500         765,720
                                                                    -----------
                                                                     11,715,052
                                                                    -----------
  INDUSTRIALS 15.4%
  Boeing Co.                                              9,100         745,381
  Canadian Nat'l. Railway Co.                             5,800         253,750
  Deere & Co.                                             7,500         626,175
  General Dynamics Corp.                                  8,800         576,048
  General Electric Co.                                   60,000       1,977,600
  Honeywell Int'l., Inc.                                 22,100         890,630
  Northrop Grumman Corp.                                  8,800         563,728
  Rockwell Automation, Inc.                              11,300         813,713
  Tyco Int'l. Ltd                                        45,000       1,237,500
  Union Pacific Corp.                                     8,100         752,976
  United Technologies Corp.                              29,000       1,839,180
  Waste Management, Inc.                                 22,800         818,064
                                                                    -----------
                                                                     11,094,745
                                                                    -----------
  INFORMATION TECHNOLOGY 12.2%
  Accenture Ltd.                                         10,500         297,360
* Adobe Systems, Inc.                                     9,400         285,384
  Applied Materials, Inc.                                28,800         468,864
* Broadcom Corp. - Class A                                8,850         265,942
* Cisco Systems, Inc.                                    26,100         509,733
* EMC Corp.                                              40,000         438,800
  First Data Corp.                                        7,900         355,816
* Freescale Semiconductor, Inc. - Class B                12,460         366,324
  Intel Corp.                                            40,000         758,000
  Int'l. Business Machines                                9,000         691,380
  Linear Technology (a)                                  10,000         334,900
  Microsoft Corp.                                        52,000       1,211,600
  Motorola, Inc.                                         34,100         687,115
  Nokia Corp. (ADR)                                      25,000         506,500
* Oracle Corp.                                           33,800         489,762
  Qualcomm, Inc.                                          8,500         340,595
  Seagate Technology (R) (a)                             12,700         287,528
  Texas Instruments                                      16,500         499,785
                                                                    -----------
                                                                      8,795,388
                                                                    -----------
  MATERIALS 5.2%
  DuPont, E.I. de Nemours & Co.                          23,100         960,960
  Freeport-McMoran Copper & Gold - Class B (a)           20,900       1,158,069
  Int'l. Paper Co.                                       16,800         542,640
  Newmont Mining Corp. (a)                                3,200         169,376
  Praxair, Inc.                                          17,000         918,000
                                                                    -----------
                                                                      3,749,045
                                                                    -----------


                                              See Notes to Financial Statements.

               Sentinel Variable Products Trust Common Stock Fund at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES 1.6%
  America Movil S.A. de C.V. (ADR)                       10,000     $   332,600
  Embarq Corp.                                              635          26,029
  Sprint Nextel Corp.                                    18,400         367,816
  Vodafone Group plc (ADR)                               20,000         426,000
                                                                    -----------
                                                                      1,152,445
                                                                    -----------
  UTILITIES 0.8%
  Entergy Corp.                                           8,600         608,450
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $56,122,561)                                               69,338,371
                                                                    -----------
  MONEY MARKET FUND 5.3%
  State Street Navigator Securities Lending
    Prime Portfolio (b)
    (Cost $3,829,478)**                               3,829,478       3,829,478
                                                                    -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       (M=$1,000)     (Note 2)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 1.4%
  Harley-Davidson
    5.22%, 07/05/06
    (Cost $999,420)                                     1,000 M     $   999,420
                                                                    -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 1.4%
  Federal Home Loan Bank
    4.99%, 07/06/06
    (Cost $999,307)                                     1,000 M         999,307
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $61,950,766)**                                             75,166,576

  EXCESS OF LIABILITIES OVER OTHER ASSETS (4.3%)                     (3,150,334)
                                                                    -----------
  NET ASSETS                                                        $72,016,242
                                                                    ===========

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $2,228,523 and $3,770,842, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2006 unrealized appreciation for federal income tax purposes aggregated $13,215,810 of which $14,851,530 related to appreciated securities and $1,635,720 related to depreciated securities.
      (ADR) - American Depository Receipt
      (R) - Return of Capital paid during the fiscal period.


                                              See Notes to Financial Statements.

               Sentinel Variable Products Trust Growth Index Fund

SECTOR WEIGHTINGS
As a percentage of net assets as of 06/30/06

Sector                                                                   Percent
--------------------------------------------------------------------------------
Information Technology                                                     21.1%
Health Care                                                                20.7%
Consumer Staples                                                           14.3%
Energy                                                                     11.5%
Consumer Discretionary                                                     11.4%
Financials                                                                 10.7%
Industrials                                                                 7.9%
Materials                                                                   1.2%
Utilities                                                                   0.8%
Telecommunication Services                                                  0.2%
Cash & Other                                                                0.2%
--------------------------------------------------------------------------------

TOP HOLDINGS* as of 06/30/06

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                           4.2%
Microsoft Corp.                                                             3.6%
Procter & Gamble Co.                                                        3.2%
Johnson & Johnson                                                           3.1%
Pfizer, Inc.                                                                3.0%
General Electric Co.                                                        2.9%
Wal-Mart Stores, Inc.                                                       2.1%
Int'l. Business Machines                                                    2.1%
Cisco Systems, Inc.                                                         2.1%
Pepsico, Inc.                                                               1.7%
TOTAL OF NET ASSETS                                                        28.0%
--------------------------------------------------------------------------------

* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  COMMON STOCKS 99.8%
  CONSUMER DISCRETIONARY 11.4%
* Amazon.com, Inc.                                          160     $     6,189
* Apollo Group, Inc. - Class A                               80           4,134
* AutoZone, Inc.                                             40           3,528
* Bed Bath & Beyond, Inc.                                   150           4,976
  Best Buy Co., Inc.                                        220          12,065
  Black & Decker Corp.                                       50           4,223
  Block, H & R, Inc. (a)                                    170           4,056
  Carnival Corp.                                            140           5,844
  CBS Corp.                                                 180           4,869
  Centex Corp.                                               60           3,018
  Clear Channel Communications, Inc.                        280           8,666
* Coach, Inc.                                               200           5,980
  Darden Restaurants, Inc.                                   60           2,364
  Dollar General Corp.                                      100           1,398
  Dow Jones & Co., Inc. (a)                                  36           1,260
  D.R. Horton, Inc.                                         140           3,335
  Family Dollar Stores, Inc.                                 40             977
  Fortune Brands, Inc.                                       80           5,681
  Gannett Co., Inc.                                          80           4,474
  Gap, Inc.                                                 180           3,132
  Goodyear Tire & Rubber Co. (a)                             90             999
  Harley-Davidson, Inc.                                     141           7,739
  Harman Int'l. Industries, Inc.                             40           3,415
  Harrah's Entertainment, Inc.                               60           4,271
  Hilton Hotels Corp.                                        70           1,980
  Home Depot, Inc.                                        1,130          40,443
* Interpublic Group Cos., Inc. (a)                           80             668
  Int'l. Game Technology                                    180           6,829
  KB Home                                                    20             917
* Kohl's Corp.                                              180          10,642
  Lennar Corp. - Class A                                     80           3,550
  Liz Claiborne, Inc.                                        60           2,224
  Lowe's Cos., Inc.                                         430          26,088
  Marriott Int'l., Inc. - Class A                            80           3,050
  McClatchy Co. - Class A                                    10             411
  McDonald's Corp.                                          360          12,096
  McGraw-Hill Cos., Inc.                                    120           6,028
  Meredith Corp.                                             10             495
  New York Times Co. - Class A (a)                           40             982
  Nike, Inc. - Class B                                      110           8,910
* Office Depot, Inc.                                        100           3,800
  Omnicom Group, Inc.                                       104           9,265
  Radioshack Corp. (a)                                       59             826
  Scripps, E.W. Co. (a)                                      20             863
* Sears Holdings Corp.                                       60           9,290
  Sherwin Williams Co.                                       20             950
  Staples, Inc.                                             230           5,594
* Starbucks Corp.                                           420          15,859
  Starwood Hotels & Worldwide                               120           7,241
  Target Corp.                                              480          23,458
  Tiffany & Co.                                              80           2,642
  Time Warner, Inc.                                       1,260          21,798
  TJX Cos., Inc.                                            250           5,715
* Univision Communications, Inc. - Class A                  120           4,020
* Viacom, Inc. - Class B                                    120           4,301
  Wendy's International, Inc.                                60           3,497
  Yum Brands, Inc.                                          144           7,239
                                                                    -----------
                                                                        358,264
                                                                    -----------
  CONSUMER STAPLES 14.3%
  Alberto-Culver Co.                                         20             974
  Altria Group, Inc.                                        710          52,135
  Anheuser-Busch Co., Inc.                                  431          19,649
  Avon Products, Inc.                                       162           5,022
  Brown Forman Corp. - Class B                               40           2,868
  Campbell Soup Co.                                          94           3,488
  Clorox Co.                                                 80           4,878
  Coca-Cola Co.                                             615          26,457
  Colgate Palmolive Co.                                     295          17,670
* Dean Foods Co.                                             40           1,488
  Estee Lauder Cos., Inc.                                    40           1,547
  General Mills, Inc.                                       200          10,332
  Heinz, H.J. Co.                                            84           3,462
  Kellogg Co.                                               135           6,538
  Kimberly-Clark Corp.                                      130           8,021
  McCormick & Co., Inc.                                      60           2,013
  Pepsi Bottling Group, Inc.                                 30             964
  PepsiCo, Inc.                                             910          54,636
  Procter & Gamble Co.                                    1,823         101,359
  Sara Lee Corp.                                            212           3,396
  Sysco Corp.                                               334          10,207
  The Hershey Co.                                            60           3,304
  The Kroger Co.                                            200           4,372
  UST, Inc.                                                  86           3,886
  Walgreen Co.                                              566          25,379
  Wal-Mart Stores, Inc.                                   1,381          66,523
  Whole Foods Market, Inc.                                   80           5,171
  Wrigley (Wm.) Jr. Co.                                     120           5,443
                                                                    -----------
                                                                        451,182
                                                                    -----------
  ENERGY 11.5%
  Anadarko Petroleum Corp.                                  260          12,399
  Apache Corp.                                              180          12,285
  Baker Hughes, Inc.                                        120           9,822
  B.J. Services Co.                                         170           6,334
  Chesapeake Energy Corp. (a)                               220           6,655
  Chevron Corp.                                             700          43,442
  Consol Energy, Inc.                                        40           1,869
  Devon Energy Corp.                                        240          14,498
  EOG Resources, Inc.                                       140           9,708
  ExxonMobil Corp.                                        2,150         131,902
  Halliburton Co.                                           110           8,163
  Hess Corp.                                                 80           4,228
  Kerr-McGee Corp.                                           60           4,161
  Kinder Morgan, Inc.                                        30           2,997
  Murphy Oil Corp.                                           40           2,234
* Nabors Industries, Inc.                                   160           5,406
* National Oilwell Varco, Inc.                               60           3,799
  Noble Corp. New Cayman                                     60           4,465
  Occidental Petroleum Corp.                                160          16,408
* Rowan Cos., Inc.                                           20             712
  Schlumberger Ltd.                                         260          16,929
  Transocean, Inc.                                           80           6,426
  Valero Energy Corp.                                       340          22,617
  Weatherford Int'l., Ltd.                                  100           4,962
  XTO Energy, Inc.                                          193           8,544
                                                                    -----------
                                                                        360,965
                                                                    -----------


                                              See Notes to Financial Statements.

               Sentinel Variable Products Trust Growth Index Fund at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  FINANCIALS 10.7%
  AFLAC, Inc.                                               180     $     8,343
  Ambac Financial Group, Inc.                                60           4,866
  American Express Co.                                      680          36,190
  American Int'l. Group                                     840          49,602
  Ameriprise Financial, Inc.                                 80           3,574
  Bank of America Corp.                                     570          27,417
  Boston Properties, Inc.                                    20           1,808
  Capital One Financial Corp.                               180          15,381
  Cincinnati Financial Corp.                                 40           1,880
  Commerce Bancorp, Inc. (a)                                100           3,567
  Countrywide Financial Corp.                               340          12,947
* E*TRADE Financial Corp.                                   140           3,195
  Federal Home Loan Mortgage Corp.                          380          21,664
  Federal National Mortgage Assoc                           260          12,506
  Federated Investors, Inc. - Class B                        50           1,575
  Fifth Third Bancorp                                       160           5,912
  Franklin Resources, Inc.                                   60           5,209
  Golden West Financial Corp.                               140          10,388
  Janus Capital Group, Inc.                                 100           1,790
  Legg Mason, Inc.                                           80           7,962
  Lehman Bros., Inc.                                        120           7,818
  M & T Bank Corp.                                           20           2,358
  Marsh & McLennan Cos., Inc.                               160           4,302
  Marshall Ilsley Corp.                                      60           2,744
  MBIA, Inc.                                                 40           2,342
  Mellon Financial Corp.                                     80           2,754
  MGIC Investment Corp.                                      60           3,900
  Moody's Corp.                                              62           3,376
  Northern Trust Corp.                                       40           2,212
  Plum Creek Timber Co., Inc.                                40           1,420
  Progressive Corp.                                         420          10,798
  Prologis                                                   60           3,127
  Prudential Financial, Inc.                                140          10,878
  Public Storage, Inc. (a)                                   30           2,277
  Schwab, Charles Corp.                                     280           4,474
  Simon Property Group, Inc.                                 40           3,318
  SLM Corp.                                                 236          12,489
  State Street Corp.                                        100           5,809
  Synovus Financial Corp.                                    80           2,142
  Torchmark Corp.                                            40           2,429
  T. Rowe Price Group, Inc.                                  80           3,025
  Vornado Realty Trust                                       40           3,902
  Zions Bancorporation                                       20           1,559
                                                                    -----------
                                                                        335,229
                                                                    -----------
  HEALTH CARE 20.7%
  Abbott Laboratories                                       513          22,372
  Aetna, Inc.                                               120           4,792
  Allergan, Inc.                                             90           9,653
  AmerisourceBergen Corp.                                   120           5,030
* Amgen, Inc.                                               662          43,182
  Applera Corp.                                              60           1,941
  Bard C.R., Inc.                                            70           5,128
* Barr Pharmaceuticals, Inc.                                 60           2,861
  Bausch & Lomb, Inc. (a)                                    20             981
  Baxter Int'l., Inc.                                       240           8,822
  Becton Dickinson & Co.                                    140           8,558
* Biogen Idec, Inc.                                          80           3,706
  Biomet, Inc.                                              140           4,381
* Boston Scientific Corp.                                   664          11,182
  Bristol-Myers Squibb Co.                                  443          11,456
  Cardinal Health, Inc.                                     240          15,439
  Caremark Rx, Inc.                                         240          11,967
  Cigna Corp.                                                40           3,940
* Coventry Health Care, Inc.                                 90           4,945
* Express Scripts, Inc.                                      80           5,739
* Fisher Scientific Int'l., Inc.                             80           5,844
* Forest Labs, Inc.                                         184           7,119
* Genzyme Corp.                                              90           5,494
* Gilead Sciences, Inc.                                     260          15,382
  HCA, Inc.                                                 120           5,178
  Health Management Assoc., Inc.                            120           2,365
* Hospira, Inc.                                              80           3,435
* Humana, Inc.                                              100           5,370
  IMS Health, Inc.                                           98           2,631
  Johnson & Johnson                                       1,627          97,490
* King Pharmaceuticals, Inc.                                120           2,040
* Laboratory Corp. of America Holdings                       80           4,978
  Lilly, Eli & Co.                                          629          34,765
  Manor Care, Inc.                                           40           1,877
* Medco Health Solutions, Inc.                               80           4,582
* Medimmune, Inc.                                           120           3,252
  Medtronic, Inc.                                           666          31,249
  Merck & Co., Inc.                                         531          19,344
* Millipore Corp.                                            35           2,205
  Mylan Laboratories, Inc.                                  100           2,000
* Patterson Cos., Inc.                                       70           2,445
  Pfizer, Inc.                                            4,040          94,819
  Quest Diagnostics, Inc.                                    90           5,393
  Schering Plough Corp.                                     800          15,224
* St. Jude Medical, Inc.                                    200           6,484
  Stryker Corp.                                             170           7,159
  Thermo Electron Corp.                                      20             725
  UnitedHealth Group, Inc.                                  740          33,137
  Waters Corp.                                               60           2,664
  Watson Pharmaceuticals, Inc.                               40             931
  Wyeth                                                     752          33,396
  Zimmer Holdings, Inc.                                     141           7,998
                                                                    -----------
                                                                        653,050
                                                                    -----------
  INDUSTRIALS 7.9%
  3M Co.                                                    260          21,000
  American Power Conversion Corp.                            40             780
  American Standard Cos., Inc.                               60           2,596
  Boeing Co.                                                170          13,925
  Cendant Corp.                                             540           8,797
  Cintas Corp.                                               80           3,181
  Danaher Corp.                                             130           8,362
  Equifax, Inc.                                              65           2,232
  FedEx Corp.                                                80           9,349
  General Dynamics Corp.                                    220          14,401
  General Electric Co.                                    2,747          90,541
  Illinois Tools Works, Inc.                                100           4,750
  ITT Industries, Inc.                                      100           4,950
  L-3 Communications Hldgs., Inc.                            80           6,034
  Monster Worldwide, Inc.                                    20             853
  Pall Corp.                                                 20             560
  Pitney Bowes, Inc.                                         70           2,891
  Robert Half Int'l., Inc.                                   50           2,100
  Rockwell Automation, Inc.                                  40           2,880
  Rockwell Collins, Inc.                                     90           5,028
  Southwest Airlines Co.                                    160           2,619
  United Parcel Service, Inc. - Class B                     400          32,932
  Waste Management, Inc.                                    160           5,741
  W.W. Grainger, Inc.                                        20           1,505
                                                                    -----------
                                                                        248,007
                                                                    -----------
  INFORMATION TECHNOLOGY 21.1%
* ADC Telecommunications, Inc. (a)                           20             337
  Adobe Systems, Inc.                                       324           9,837
* Affiliated Computer Services - Class A                     60           3,097
* Agilent Technologies, Inc.                                 80           2,525
* Altera Corp.                                              122           2,141
  Analog Devices, Inc.                                      119           3,825
* Apple Computer, Inc.                                      240          13,709
  Applied Materials, Inc.                                   400           6,512
  Autodesk, Inc.                                            130           4,480
  Automatic Data Processing, Inc.                           193           8,753
* BMC Software, Inc.                                         40             956
* Broadcom Corp. - Class A                                  250           7,512
  CA, Inc.                                                   80           1,644
* Ciena Corp. (a)                                           100             481
* Cisco Systems, Inc.                                     3,356          65,543
* Citrix Systems, Inc.                                       90           3,613
* Compuware Corp.                                            60             402
* Comverse Technology, Inc.                                  40             791
* Convergys Corp.                                            20             390
* Corning, Inc.                                             320           7,741
* Dell, Inc.                                              1,243          30,342
* Ebay, Inc.                                                640          18,746
* Electronic Arts, Inc.                                     160           6,886
* EMC Corp.                                                 600           6,582
  First Data Corp.                                          420          18,917
* Fiserv, Inc.                                              100           4,536
  Freescale Semiconductor, Inc. - Class B                    80           2,352
* Google, Inc. - Class A                                    120          50,320
  Intel Corp.                                             1,663          31,514
  Int'l. Business Machines                                  864          66,373
* Intuit, Inc.                                              100           6,039
* Jabil Circuit, Inc.                                        80           2,048
* JDS Uniphase Corp                                         320             810
* Juniper Networks, Inc.                                    160           2,558
  KLA-Tencor Corp.                                           60           2,494
* Lexmark Int'l. - Class A                                   58           3,238
  Linear Technology                                         155           5,191
* LSI Logic Corp.                                            60             537
* Lucent Technologies                                       840           2,033
  Maxim Integrated Products, Inc.                           170           5,459
  Microsoft Corp.                                         4,826         112,446
  Molex, Inc.                                                20             671
  Motorola, Inc.                                            420           8,463
  National Semiconductor Corp.                               80           1,908
* NCR Corp.                                                  40           1,466
* Network Appliance, Inc.                                   206           7,272
* Novellus Systems, Inc.                                     20             494
* NVIDIA Corp.                                              180           3,832
  Oracle Corp.                                            2,138          30,980
  Parametric Technology Corp.                                20             254
  Paychex, Inc.                                             178           6,938
  PMC-Sierra, Inc.                                           30             282
  QLogic Corp.                                               80           1,379
  Qualcomm, Inc.                                            550          22,038


                                              See Notes to Financial Statements.

               Sentinel Variable Products Trust Growth Index Fund at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
* SanDisk Corp.                                             100     $     5,098
  Symantec Corp.                                            570           8,858
  Tektronix, Inc.                                            20             588
  Texas Instruments                                         420          12,722
* VeriSign, Inc.                                            120           2,780
  Xilinx, Inc.                                              104           2,356
  Yahoo!, Inc.                                              694          22,902
                                                                    -----------
                                                                        664,991
                                                                    -----------
  MATERIALS 1.2%
  Allegheny Technologies, Inc.                               10             692
  Ball Corp.                                                 50           1,852
  Ecolab, Inc.                                              100           4,058
  Freeport-McMoran Copper & Gold - Class B                   60           3,325
  Int'l. Flavors & Fragrances                                30           1,057
  Monsanto Co.                                               60           5,051
  Newmont Mining Corp.                                      160           8,469
  Pactiv Corp.                                               40             990
  Praxair, Inc.                                             100           5,400
  Sigma Aldrich Corp. (a)                                    40           2,906
  Vulcan Materials Co.                                       40           3,120
                                                                    -----------
                                                                         36,920
                                                                    -----------
  TELECOMMUNICATION SERVICES 0.2%
  Alltel Corp.                                              100           6,383
                                                                    -----------
  UTILITIES 0.8%
* AES Corp.                                                 180           3,321
  Edison International                                       80           3,120
  Exelon Corp.                                              220          12,503
  TXU Corp.                                                  90           5,381
                                                                    -----------
                                                                         24,325
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $2,624,741)                                                 3,139,316
                                                                    -----------
  MONEY MARKET FUND 0.9%
  State Street Navigator Securities Lending
    Prime Portfolio (b)
    (Cost $26,983)**                                     26,983          26,983
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $2,651,724)**                                               3,166,299

  EXCESS OF LIABILITIES
  OVER OTHER ASSETS (0.7%)                                              (21,711)
                                                                    -----------
  NET ASSETS                                                        $ 3,144,588
                                                                    ===========

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $26,530 and $26,253, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2006 net unrealized appreciation for federal income tax purposes aggregrated $514,575 of which $583,580 related to appreciated securities and $69,005 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Variable Products Trust Mid Cap Growth Fund

SECTOR WEIGHTINGS

As a percentage of net assets as of 06/30/06

Sector                                                                   Percent
--------------------------------------------------------------------------------
Information Technology                                                     18.1%
Consumer Discretionary                                                     17.4%
Industrials                                                                14.9%
Health Care                                                                11.6%
Energy                                                                     10.4%
Financials                                                                  7.5%
Materials                                                                   4.4%
Consumer Staples                                                            2.6%
Index                                                                       2.6%
Utilities                                                                   1.5%
Telecommunication Services                                                  1.1%
Cash & Other                                                                7.9%
--------------------------------------------------------------------------------

TOP HOLDINGS* as of 06/30/06

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
I Shares Trust Russell Mid Cap Growth Fund                                  2.6%
Praxair, Inc.                                                               1.8%
Roper Industries, Inc.                                                      1.7%
Weatherford Int'l., Ltd.                                                    1.6%
Laboratory Corp. of America Holdings                                        1.6%
AES Corp.                                                                   1.5%
Endo Pharmaceuticals Holdings, Inc.                                         1.4%
J.B. Hunt Transport Services, Inc.                                          1.4%
Peabody Energy Corp.                                                        1.4%
CheckFree Corp.                                                             1.3%
TOTAL OF NET ASSETS                                                        16.3%
--------------------------------------------------------------------------------

* "Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  COMMON STOCKS 92.1%
  CONSUMER DISCRETIONARY 17.4%
  American Eagle Outfitters                               8,000     $   272,320
* Bed Bath & Beyond, Inc.                                 8,800         291,896
  Borg Warner, Inc.                                       4,900         318,990
* Bright Horizons Family Solutions, Inc. (a)              4,000         150,760
* Chico's FAS, Inc.                                       7,600         205,048
* Coach, Inc.                                             8,000         239,200
* Dick's Sporting Goods, Inc. (a)                         6,600         261,360
* Getty Images, Inc. (a)                                  3,100         196,881
  Harman Int'l. Industries, Inc.                          2,200         187,814
  Hilton Hotels Corp.                                     8,000         226,240
* Lamar Advertising Co. - Class A (a)                     3,500         188,510
  Marriott Int'l., Inc. - Class A                         4,200         160,104
  Michaels Stores, Inc.                                   5,800         239,192
  Pool Corp. (a)                                          3,400         148,342
  Staples, Inc.                                          10,665         259,373
  Starwood Hotels & Resorts Worldwide                     3,800         229,292
  Station Casinos, Inc. (a)                               2,700         183,816
  TJX Cos., Inc.                                         11,460         261,976
  Yum Brands, Inc.                                        4,700         236,269
                                                                    -----------
                                                                      4,257,383
                                                                    -----------
  CONSUMER STAPLES 2.6%
* Central European District Corp. (a)                     7,500         188,700
  McCormick & Co., Inc.                                   6,000         201,300
  Whole Foods Market, Inc.                                3,800         245,632
                                                                    -----------
                                                                        635,632
                                                                    -----------
  ENERGY 10.4%
* Cameron Int'l. Corp.                                    4,500         214,965
  ENSCO Int'l., Inc. (a)                                  5,600         257,712
  GlobalSantaFe Corp.                                     5,500         317,625
  Noble Energy, Inc.                                      5,500         257,730
  Peabody Energy Corp.                                    6,000         334,500
* Pride Int'l., Inc.                                     10,100         315,423
  Smith Int'l., Inc.                                      5,500         244,585
* Weatherford Int'l., Ltd.                                8,000         396,960
  Williams Cos., Inc. (a)                                 8,800         205,568
                                                                    -----------
                                                                      2,545,068
                                                                    -----------
  FINANCIALS 7.5%
  Chicago Mercantile Exchange Holdings, Inc. - Class A      600         294,690
  Commerce Bancorp, Inc.                                  7,000         249,690
  Federated Investors, Inc. - Class B                     4,900         154,350
  HCC Insurance Holdings, Inc. (a)                        7,400         217,856
  Legg Mason, Inc.                                        1,200         119,424
  Moody's Corp.                                           5,190         282,647
  Raymond James Financial, Inc. (a)                      10,000         302,700
  T. Rowe Price Group, Inc.                               5,800         219,298
                                                                    -----------
                                                                      1,840,655
                                                                    -----------
  HEALTH CARE 11.6%
  Allergan, Inc. (a)                                      2,600         278,876
* Barr Pharmaceuticals, Inc.                              3,500         166,915
  Biomet, Inc. (a)                                        5,500         172,095
* Coventry Health Care, Inc.                              4,000         219,760
* Endo Pharmaceuticals Holdings, Inc.                    10,700         352,886
* Gilead Sciences, Inc.                                   3,700         218,892
* Laboratory Corp. of America Holdings                    6,220         387,071
* Medco Health
  Solutions, Inc.                                         4,000         229,120
* ResMed, Inc.                                            2,300         107,985
* United Surgical Partners Int'l., Inc. (a)               6,500         195,455
* Varian Medical Systems, Inc.                            5,100         241,485
* VCA Antech, Inc.                                        8,300         265,019
                                                                    -----------
                                                                      2,835,559
                                                                    -----------
  INDEX 2.6%
  I Shares Trust Russell Mid Cap Growth Fund              6,600         633,072
  INDUSTRIALS 14.9%
  Corporate Executive Board Co.                             800          80,160
* Corrections Corp. of America (a)                        5,000         264,700
  Danaher Corp.                                           3,800         244,416
  Expeditors Int'l. of Washington, Inc.                   5,000         280,050
  Fastenal Co.                                            5,200         209,508
  Goodrich Corp.                                          6,500         261,885
  Hunt J.B. Transport Services, Inc. (a)                 13,900         346,249
  ITT Industries, Inc.                                    2,500         123,750
  Joy Global, Inc.                                        4,000         208,360
  Republic Services, Inc.                                 7,700         310,618
  Robert Half Int'l., Inc.                                6,000         252,000
  Rockwell Automation, Inc.                               3,800         273,638
  Roper Industries, Inc.                                  8,880         415,140
* Stericycle, Inc. (a)                                    3,000         195,300
  Timken Co.                                              5,310         177,938
                                                                    -----------
                                                                      3,643,712
                                                                    -----------
  INFORMATION TECHNOLOGY 18.1%
* Amdocs Ltd.                                             7,000         256,200
  Amphenol Corp. - Class A                                4,700         263,012
* Autodesk, Inc.                                          6,900         237,774
* Broadcom Corp. - Class A                                8,880         266,844
* CheckFree Corp.                                         6,500         322,140
* Cognizant Technology Solutions - Class A                4,020         270,827
* F5 Networks, Inc. (a)                                   4,500         240,660
  Global Payments, Inc.                                   4,000         194,200
  Intersil Corp. - Class A                               10,200         237,150
  Jabil Circuit, Inc. (a)                                 8,500         217,600
  KLA-Tencor Corp.                                        5,100         212,007
  Maxim Integrated Products, Inc.                         9,490         304,724
* MEMC Electronic Materials, Inc.                         2,400          90,000
  Microchip Technology, Inc.                              4,700         157,685
* MICROS Systems, Inc.                                    3,000         131,040

                                              See Notes to Financial Statements.

              Sentinel Variable Products Trust Mid Cap Growth Fund at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
* NAVTEQ Corp.                                            5,500     $   245,740
* Network Appliance, Inc. (a) 6,750                     238,275
* Novellus Systems, Inc. (a) 12,000                     296,400
  Paychex, Inc.                                           6,000         233,880
                                                                    -----------
                                                                      4,416,158
                                                                    -----------
  MATERIALS 4.4%
  Allegheny Technologies, Inc. (a)                        1,400          96,936
  Commercial Metals Co.                                   2,400          61,680
  Florida Rock Industries, Inc. (a)                       3,800         188,746
  Freeport-McMoran Copper & Gold - Class B (a)            5,300         293,673
  Praxair, Inc.                                           8,000         432,000
                                                                    -----------
                                                                      1,073,035
                                                                    -----------
  TELECOMMUNICATION SERVICES 1.1%
* NII Holdings, Inc. - Class B 4,700                                    264,986
                                                                    -----------
  UTILITIES 1.5%
* AES Corp.                                              20,400         376,380
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $19,913,742)**                                             22,521,640
                                                                    -----------
  MONEY MARKET FUND 19.1%
  State Street Navigator Securities Lending
    Prime Portfolio (b)
    (Cost $4,665,166)**                                4,665,166      4,665,166
                                                                    -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       (M=$1,000)     (Note 2)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 5.7%
  LBC LaSalle Bank
    5.23%, 07/05/06                                        400M     $   399,768
  Prudential Funding 5.25%, 07/07/06                     1,000M         999,125
                                                                    -----------
  TOTAL CORPORATE SHORT-TERM NOTES
    (Cost $1,398,893)                                                 1,398,893
                                                                    -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 2.9%
  Federal National Mortgage Assoc. 5%, 07/05/06
    (Cost $699,611)                                        700M         699,611
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $26,677,412) **                                            29,285,310

  EXCESS OF LIABILITIES OVER OTHER ASSETS (19.8%)                    (4,839,394)
                                                                    -----------
  NET ASSETS                                                        $24,445,916
                                                                    ===========

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $3,984,855 and $4,452,257, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
*     Non-income producing.
** Cost for federal income tax purposes is substantially similar. At June 30, 2006 net unrealized appreciation for federal income tax purposes aggregrated $2,607,898 of which $3,158,763 related to appreciated securities and $550,865 related to depreciated securities.


                                              See Notes to Financial Statements.

                  Sentinel Variable Products Money Market Fund

PORTFOLIO WEIGHTINGS
As a percentage of net assets as of 06/30/06
AVERAGE EFFECTIVE DURATION (for all Bonds) 14.4 DAYS**

Asset Category                                                           Percent
--------------------------------------------------------------------------------
Corporate Short-Term Notes                                                 85.5%
U.S. Government Agency Obligations                                         12.4%
Institutional Funds                                                         2.1%
--------------------------------------------------------------------------------

TOP HOLDINGS* as of 06/30/06

                                                   Maturity           Percent of
Description                       Coupon             Date             Net Assets
--------------------------------------------------------------------------------
Federal National Mortgage
  Association Discount Note        5.06%           07/10/06                 7.8%
Southern Co. Funding               5.01%           07/05/06                 5.0%
Morgan Stanley Dean Witter         5.27%           07/06/06                 5.0%
Nestle Capital Corp.               5.12%           07/13/06                 5.0%
Caterpillar Financial              5.13%           07/31/06                 5.0%
Citigroup Global                   5.20%           07/11/06                 4.9%
Bellsouth Telephone                5.19%           07/14/06                 4.9%
New York Times                     5.13%           07/28/06                 4.9%
Prudential Funding                 5.14%           07/12/06                 4.9%
RWE                                5.06%           07/05/06                 4.9%
TOTAL OF NET ASSETS                                                        52.3%
--------------------------------------------------------------------------------

*     Holdings vary. More complete holdings follow.
** The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)


                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       (M=$1,000)     (Note 2)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 85.5%
  American Express Credit Corp.
    5.23%, 07/14/06                                      1,265M     $ 1,262,611
  Barclays US Funding
    5.15%, 07/17/06                                      1,235M       1,232,173
  Bellsouth Telephone
    5.19%, 07/14/06                                      1,320M       1,317,526
  BMW U.S. Capital
    5.2%, 07/21/06                                       1,287M       1,283,282
  Caterpillar Financial
    5.13%, 07/31/06                                      1,325M       1,319,336
  Chevron Oil Finance Co.
    5.21%, 07/07/06                                      1,295M       1,293,876
  Citigroup Global
    5.2%, 07/11/06                                       1,320M       1,318,093
  Harley-Davidson Funding
    5.28%, 07/26/06                                      1,300M       1,295,233
  LaSalle Bank Corp.
    5.01%, 07/03/06                                      1,135M       1,134,684
  Morgan Stanley Dean Witter
    5.27%, 07/06/06                                      1,325M       1,324,030
  Nestle Capital Corp
    5.12%, 07/13/06                                      1,325M       1,322,739
  New York Times
    5.13%, 07/28/06                                      1,320M       1,314,921
  Prudential Funding
    5.14%, 07/12/06                                      1,315M       1,312,935
  Reckitt Ben plc
    5.05%, 07/06/06                                      1,300M       1,299,088
  RWE
    5.06%, 07/05/06                                      1,310M       1,309,264
  Southern Co. Funding
    5.01%, 07/05/06                                      1,345M       1,344,251
  Toyota Credit
    5.1%, 07/10/06                                       1,015M       1,013,706
  UBS Finance
    5.01%, 07/07/06                                      1,097M       1,096,084
  TOTAL CORPORATE SHORT-TERM NOTES
                                                                    -----------
    (Amortized Cost $22,793,832)                                     22,793,832
                                                                    -----------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 12.4%
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
    DISCOUNT NOTE 7.8%
    5.06%, 07/10/06                                      2,090M       2,087,356
                                                                    -----------
  FEDERAL FARM CREDIT BANK DISCOUNT NOTE 4.6%
    5.05%, 07/07/06 1,227M                                            1,225,967
                                                                    -----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Amortized Cost $3,313,323)                                       3,313,323
                                                                    -----------

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  INSTITUTIONAL FUNDS 2.1%
  Blackrock Provident Institutional Funds
    TempCash Fund #21
    (Amortized Cost $557,000)                           557,000     $   557,000
                                                                    -----------
  TOTAL INVESTMENTS
    (Amortized Cost $26,664,155)*                                    26,664,155
  EXCESS OF LIABILITIES OVER OTHER ASSETS (0.0%)                        (13,170)
                                                                    -----------
  NET ASSETS                                                        $26,650,985
                                                                    ===========

*     Also cost for federal income tax purposes.


                                              See Notes to Financial Statements.

              Sentinel Variable Products Trust Small Company Fund

SECTOR WEIGHTINGS
As a percentage of net assets as of 06/30/06

Sector                                                                   Percent
--------------------------------------------------------------------------------
Industrials                                                                19.7%
Information Technology                                                     18.4%
Consumer Discretionary                                                     15.6%
Health Care                                                                15.0%
Financials                                                                 10.8%
Energy                                                                      8.2%
Materials                                                                   4.5%
Consumer Staples                                                            4.4%
Utilities                                                                   0.7%
Cash & Other                                                                2.7%
--------------------------------------------------------------------------------

TOP HOLDINGS* as of 06/30/06

Description                                                Percent of Net Assets
--------------------------------------------------------------------------------
Heartland Express, Inc.                                                     1.8%
Micros Systems, Inc.                                                        1.8%
Superior Energy Services, Inc.                                              1.6%
First Midwest Bancorp                                                       1.6%
IDEX Corp.                                                                  1.6%
Moog, Inc. - Class A                                                        1.5%
TETRA Technologies, Inc.                                                    1.5%
Waste Connections, Inc.                                                     1.5%
Kronos, Inc.                                                                1.5%
Esco Technologies, Inc.                                                     1.4%
TOTAL OF NET ASSETS                                                        15.8%
--------------------------------------------------------------------------------

*" Top Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
  COMMON STOCKS 97.3%
  CONSUMER DISCRETIONARY 15.6%
* Bright Horizons Family Solutions, Inc. (a)             21,300     $   802,797
* Coldwater Creek, Inc.                                  10,900         291,684
* DSW, Inc. (a)                                          11,000         400,620
* Guitar Center, Inc. (a)                                11,200         498,064
  Harte-Hanks, Inc.                                      27,700         710,228
* Hibbett Sporting Goods, Inc.                           19,400         463,660
  K-Swiss, Inc. - Class A (a)                            14,400         384,480
  LKQ Corp. (a)                                          21,100         400,900
  Men's Wearhouse, Inc.                                  19,800         599,940
* Monarch Casino & Resort, Inc. (a)                      11,000         309,320
* Morningstar, Inc. (a)                                   6,900         286,212
  Pool Corp.                                             16,900         737,347
* Quicksilver, Inc. (a)                                  51,000         621,180
* Rare Hospitality Int'l., Inc.                          23,200         667,232
  Regis Corp.                                            15,400         548,394
* Sonic Corp.                                            36,600         760,914
* Timberland Co. - Class A                               10,100         263,610
                                                                    -----------
                                                                      8,746,582
                                                                    -----------
  CONSUMER STAPLES 4.4%
  Casey's General Stores, Inc.                           19,500         487,695
* Central Garden & Pet Co. (a)                            5,900         253,995
* Chattem, Inc. (a)                                      20,500         622,585
  Church & Dwight, Inc.                                  18,500         673,770
* Ralcorp Holdings, Inc. (a)                              9,800         416,794
                                                                    -----------
                                                                      2,454,839
                                                                    -----------
  ENERGY 8.2%
  Cabot Oil & Gas Corp.                                  16,300         798,700
* Comstock Resources, Inc.                               24,400         728,584
* Core Laboratories                                      10,700         653,128
* Oil States Int'l., Inc.                                21,100         723,308
* Superior Energy Services, Inc.                         26,400         894,960
* TETRA Technologies, Inc.                               27,800         842,062
                                                                    -----------
                                                                      4,640,742
                                                                    -----------
  FINANCIALS 10.8%
  East West Bancorp, Inc.                                19,000         720,290
  Endurance Specialty Holdings Ltd.                      15,300         489,600
  First Midwest Bancorp                                  23,600         875,088
  Healthcare Realty Trust (a)                            18,700         595,595
  Lexington Corp. Properties Trust                       26,500         572,400
* Portfolio Recovery Associates, Inc. (a)                10,900         498,130
  RLI Corp.                                              13,100         631,158
  Selective Insurance Group, Inc.                         8,300         463,721
  UCBH Holdings, Inc.(a)                                 40,800         674,832
  Westamerica Bancorporation (a)                         11,500         563,155
                                                                    -----------
                                                                      6,083,969
                                                                    -----------
  HEALTH CARE 15.0%
* American Medical Systems Hldgs., Inc. (a)              25,800         429,570
* Arthrocare Corp. (a)                                   11,900         499,919
* Bio Rad Labs, Inc. - Class A                            8,200         532,508
* Biosite, Inc. (a)                                       7,500         342,450
  Computer Programs & Systems, Inc.                      16,500         659,340
* Dionex Corp.                                            4,600         251,436
* Haemonetics Corp.                                      13,200         613,932
* IDEXX Laboratories, Inc.                                4,700         353,111
* Immucor, Inc.                                          18,000         346,140
* Integra Lifesciences Holdings                          12,500         485,125
  Meridian Bioscience, Inc.                               9,500         237,025
  Option Care, Inc. (a)                                  35,200         421,696
  OptionsXpress Hldgs., Inc.                             19,500         454,545
* Pra Int'l                                              16,400         365,228
* Psychiatric Solutions, Inc.                            20,000         573,200
* Sciele Pharmaceutical, Inc. (a)                        27,000         626,130
* Serologicals Corp.(a)                                  17,500         550,200
* United Surgical Partners Int'l., Inc. (a)              22,600         679,582
                                                                    -----------
                                                                      8,421,137
                                                                    -----------
  INDUSTRIALS 19.7%
  Brady Corp. - Class A (a)                              14,500         534,180
  Clarcor, Inc.                                          13,500         402,165
* Cra Int'l., Inc. (a)                                   15,600         704,184
  Curtiss-Wright Corp. (a)                               18,000         555,840
* Esco Technologies, Inc. (a)                            15,100         807,095
  Forward Air Corp.                                      13,800         562,074
* Genlyte Group, Inc. (a)                                 6,700         485,281
  G&K Services, Inc. - Class A                           15,100         517,930
  Healthcare Svcs. Group, Inc. (a)                       25,600         536,320
  Heartland Express, Inc.                                55,900       1,000,051
  HEICO Corp.                                            13,100         310,732
  IDEX Corp.                                             18,500         873,200
* Moog, Inc. - Class A                                   24,800         848,656
* Resources Connection, Inc. (a)                         17,000         425,340
  Toro Co.                                               15,000         700,500
* Waste Connections, Inc.                                23,100         840,840
* West Corp.                                             11,600         555,756
  Woodward Governor Co.                                  14,100         430,191
                                                                    -----------
                                                                     11,090,335
                                                                    -----------
  INFORMATION TECHNOLOGY 18.4%
* Ansys, Inc.                                            15,000         717,300
* aQuantive, Inc. (a)                                    17,000         430,610
* Avid Technology, Inc. (a)                              17,500         583,275
  Cognex Corp. (a)                                       27,000         702,810
* Diodes, Inc.                                           10,800         447,552
* Flir Systems, Inc. (a)                                 21,000         463,260
* FormFactor, Inc. (a)                                   13,200         589,116
* Hyperion Solutions Corp.                               14,000         386,400
* Kronos, Inc.                                           22,600         818,346
* Micros Systems, Inc.                                   22,800         995,904
* Perot Systems Corp. - Class A                          28,400         411,232
  Plantronics, Inc. (a)                                  26,000         577,460
* Power Integrations, Inc. (a)                           22,200         388,056
* Progress Software Corp.                                25,400         594,614
* Semtech Corp.                                          34,000         491,300


                                              See Notes to Financial Statements.

              Sentinel Variable Products Trust Small Company Fund at June 30, 2006 (Unaudited)

                                                         SHARES        VALUE
                                                                      (Note 2)
  ------------------------------------------------------------------------------
* Tekelec                                                33,700     $   416,195
* Trimble Navigation Ltd.                                16,400         732,096
* WebSense, Inc.                                         28,000         575,120
                                                                    -----------
                                                                     10,320,646
                                                                    -----------
  MATERIALS 4.5%
  Aptargroup, Inc.                                       14,500         719,345
  Carpenter Technology Corp.                              5,000         577,500
* RTI Int'l. Metals, Inc. (a)                            12,200         681,248
  The Scotts Miracle-Gro Co.                             13,000         550,160
                                                                    -----------
                                                                      2,528,253
                                                                    -----------
  UTILITIES 0.7%
  Atmos Energy Corp.                                     14,400         401,904
                                                                    -----------
  TOTAL COMMON STOCKS
    (Cost $48,193,160)                                               54,688,407
                                                                    -----------
  MONEY MARKET FUND 22.9%
  State Street Navigator Securities Lending
    Prime Portfolio (b)
    (Cost $12,905,260)**                               12,905,260    12,905,260
                                                                    -----------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       (M=$1,000)     (Note 2)
  ------------------------------------------------------------------------------
  CORPORATE SHORT-TERM NOTES 1.6%
  Harley Davidson Funding Corp.
    5.22%, 07/05/06
    (Cost $892,482)                                        893M     $   892,482
                                                                    -----------
  TOTAL INVESTMENTS
    (Cost $61,990,902)**                                             68,486,149

  EXCESS OF LIABILITIES OVER OTHER ASSETS (21.8%)                   (12,260,949)
                                                                    -----------
  NET ASSETS                                                        $56,225,200
                                                                    -----------

(a) All or a portion of this security was on loan at June 30, 2006. The aggregate cost and market value of securities on loan at June 30, 2006 is $12,123,950 and $12,567,144, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
*     Non-Income producing
** Cost for federal income tax purposes is substantially similar. At June 30, 2006 net unrealized appreciation for federal income tax purposes aggregated $6,495,247 of which $9,327,568 related to appreciated securities and $2,832,321 related to depreciated securities.


                                              See Notes to Financial Statements.

                      This page left blank intentionally.

                        Sentinel Variable Products Trust

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2006 (Unaudited)

                                                                                                         SVPT            SVPT
                                                                         SVPT            SVPT           COMMON          GROWTH
                                                                       BALANCED          BOND           STOCK           INDEX
                                                                         FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                                 $20,763,099     $25,565,152     $75,166,576     $ 3,166,299
Cash and cash equivalents                                                608,078              --         460,110           4,121
Receivable for securities sold                                           308,077       1,471,302         248,479           4,128
Receivable for fund shares sold                                            3,202          12,129         110,068           1,051
Receivable for dividends and interest                                     50,077         168,164          86,153           2,782
Receivable for securities lending interest                                   177             263           1,287               4
Receivable from fund administrator                                            --              --              --           1,956
                                                                     -----------     -----------     -----------     -----------
  Total Assets                                                        21,732,710      27,217,010      76,072,673       3,180,341
                                                                     -----------     -----------     -----------     -----------

LIABILITIES
Collateral on securities loaned                                          167,875       3,340,002       3,829,478          26,983
Payable to custodian bank                                                     --           6,237              --              --
Payable for securities purchased                                          19,206         888,508          96,031           2,436
Payable for fund shares repurchased                                       46,884          47,062          71,769             198
Income dividend payable                                                       --              --              --              --
Accrued expenses                                                           4,681           8,464          30,626           4,869
Management fee payable                                                     9,688           7,576          22,449             772
Fund service fee payable                                                   1,999           2,132           6,078             495
                                                                     -----------     -----------     -----------     -----------
  Total Liabilities                                                      250,333       4,299,981       4,056,431          35,753
                                                                     -----------     -----------     -----------     -----------
Net Assets Applicable to Outstanding Shares                          $21,482,377     $22,917,029     $72,016,242     $ 3,144,588
                                                                     ===========     ===========     ===========     ===========
Shares Outstanding                                                     1,809,213       2,341,636       5,960,964         395,331
Net Asset Value and Maximum Offering Price Per Share                 $     11.87     $      9.79     $     12.08     $      7.95

NET ASSETS REPRESENT
Shares of beneficial interest at par value                           $     1,809     $     2,342     $     5,961     $       395
Paid-in capital                                                       18,536,304      23,405,866      59,507,726       4,116,563
Accumulated undistributed net investment income (loss)                   250,408         559,825         489,404          14,728
Accumulated undistributed net realized gain (loss) on investments        (20,171)       (722,668)     (1,202,659)     (1,501,673)
Unrealized appreciation (depreciation) of investments                  2,714,027        (328,336)     13,215,810         514,575
                                                                     -----------     -----------     -----------     -----------
NET ASSETS                                                           $21,482,377     $22,917,029     $72,016,242     $ 3,144,588
                                                                     -----------     -----------     -----------     -----------
Investments at Cost                                                  $18,049,072     $25,893,488     $61,950,766     $ 2,651,724
                                                                     ===========     ===========     ===========     ===========

See Notes to Financial Statements.

                        Sentinel Variable Products Trust

STATEMENTS OF ASSETS AND LIABILITIES
at June 30, 2006 (Unaudited)

                                                                         SVPT            SVPT            SVPT
                                                                       MID CAP          MONEY           SMALL
                                                                        GROWTH          MARKET         COMPANY
                                                                         FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Investments at value                                                 $29,285,310     $26,664,155     $68,486,149
Cash and cash equivalents                                                263,295           1,258         497,284
Receivable for securities sold                                         1,546,641              --         290,973
Receivable for fund shares sold                                            7,743         128,697          66,777
Receivable for dividends and interest                                      8,212           2,740          13,393
Receivable for securities lending interest                                   346                           1,060
Receivable from fund administrator                                            --           5,047             --
                                                                     -----------     -----------     -----------
  Total Assets                                                        31,111,547      26,801,897      69,355,636
                                                                     -----------     -----------     -----------

LIABILITIES
Collateral on securities loaned                                        4,665,166              --      12,905,260
Payable to custodian bank                                                     --              --              --
Payable for securities purchased                                       1,934,517              --         105,956
Payable for fund shares repurchased                                       41,148          18,715          62,388
Income dividend payable                                                       --         116,090              --
Accrued expenses                                                          12,987           7,983          33,420
Management fee payable                                                     9,589           5,710          18,613
Fund service fee payable                                                   2,224           2,414           4,799
                                                                     -----------     -----------     -----------
  Total Liabilities                                                    6,665,631         150,912      13,130,436
                                                                     -----------     -----------     -----------
Net Assets Applicable to Outstanding Shares                          $24,445,916     $26,650,985     $56,225,200
                                                                     ===========     ===========     ===========
Shares Outstanding                                                     2,519,080      26,650,985       3,811,786
Net Asset Value and Maximum Offering Price Per Share                 $      9.70     $      1.00     $     14.75

NET ASSETS REPRESENT
Shares of beneficial interest at par value                           $     2,519     $    26,651     $     3,812
Paid-in capital                                                       24,564,750      26,624,334      43,448,625
Accumulated undistributed net investment income (loss)                   (10,495)            113          26,713
Accumulated undistributed net realized gain (loss) on investments     (2,718,756)           (113)      6,250,803
Unrealized appreciation (depreciation) of investments                  2,607,898              --       6,495,247
                                                                     -----------     -----------     -----------
NET ASSETS                                                           $24,445,916     $26,650,985     $56,225,200
                                                                     -----------     -----------     -----------
Investments at Cost                                                  $26,677,412     $26,664,155     $61,990,902
                                                                     ===========     ===========     ===========


See Notes to Financial Statements.

                        Sentinel Variable Products Trust

STATEMENTS OF OPERATIONS
for the Six Months Ended June 30, 2006 (Unaudited)

                                                                                                         SVPT            SVPT
                                                                         SVPT            SVPT           COMMON          GROWTH
                                                                       BALANCED          BOND           STOCK           INDEX
                                                                         FUND            FUND            FUND            FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Dividends                                                            $   134,821     $        --     $   652,423     $    24,520
Interest                                                                 197,255         612,797          55,734              54
Securities lending                                                           310             674           1,339               7
                                                                     -----------     -----------     -----------     -----------
  Total Income                                                       $   332,386     $   613,471     $   709,496     $    24,581
                                                                     -----------     -----------     -----------     -----------
EXPENSES:
Management advisory fee                                                   59,971          46,628         135,934           5,058
Transfer agent fees                                                        4,329           4,029           4,429           4,229
Custodian fees                                                             2,516           2,136           4,103          12,601
Accounting and administration services                                    10,903          11,656          35,396           1,686
Auditing fees                                                              3,500           4,500          14,000             700
Legal fees                                                                 1,250           4,000          10,500           2,500
Trustees and Chief Compliance Officer Fees and expenses                    1,000           1,250           4,500             150
Other                                                                      5,014           5,951          15,033             677
                                                                     -----------     -----------     -----------     -----------
  Total Expenses                                                          88,483          80,150         223,895          27,601
  Expense Reimbursement                                                       --              --              --         (17,376)
  Expense Offset                                                          (2,341)         (2,036)         (3,803)           (101)
                                                                     -----------     -----------     -----------     -----------
  Net Expenses                                                            86,142          78,114         220,092          10,124
                                                                     -----------     -----------     -----------     -----------
NET INVESTMENT INCOME (LOSS)                                             246,244         535,357         489,404          14,457
                                                                     -----------     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sales of investments                          55,370        (404,853)        535,209          75,847
Net change in unrealized appreciation (depreciation)                     158,426        (269,211)      1,203,217        (120,315)
                                                                     -----------     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   213,796        (674,064)      1,738,426         (44,468)
                                                                     -----------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $   460,040     $  (138,707)    $ 2,227,830     $   (30,011)
                                                                     ===========     ===========     ===========     ===========


See Notes to Financial Statements.

                        Sentinel Variable Products Trust

STATEMENTS OF OPERATIONS
for the Six Months Ended June 30, 2006 (Unaudited)

                                                                         SVPT            SVPT            SVPT
                                                                       MID CAP          MONEY           SMALL
                                                                        GROWTH          MARKET         COMPANY
                                                                         FUND            FUND            FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME:
Dividends                                                            $    75,177     $        --     $   164,015
Interest                                                                  12,675         616,282          47,126
Securities lending                                                           434              --           2,102
                                                                     -----------     -----------     -----------
  Total Income                                                       $    88,286     $   616,282     $   213,243
                                                                     -----------     -----------     -----------
EXPENSES:
Management advisory fee                                                   61,693          32,930         115,387
Transfer agent fees                                                        4,179           4,278           3,929
Custodian fees                                                             6,194           4,535          10,830
Accounting and administration services                                    12,942          13,063          28,546
Auditing fees                                                              5,250           6,000          13,000
Legal fees                                                                 3,250           2,750          10,000
Trustees and Chief Compliance Officer Fees and expenses                    1,250           1,500           3,500
Other                                                                      5,717           5,179          10,168
                                                                     -----------     -----------     -----------
  Total Expenses                                                         100,475          70,235         195,360
  Expense Reimbursement                                                       --         (16,743)             --
  Expense Offset                                                          (1,694)         (1,235)         (8,830)
                                                                     -----------     -----------     -----------
  Net Expenses                                                            98,781          52,257         186,530
                                                                     -----------     -----------     -----------
NET INVESTMENT INCOME (LOSS)                                             (10,495)        564,025          26,713
                                                                     -----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sales of investments                       1,095,689              --       5,256,464
Net change in unrealized appreciation (depreciation)                    (852,392)             --      (2,132,146)
                                                                     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   243,297              --       3,124,318
                                                                     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $   232,802     $   564,025     $ 3,151,031
                                                                     ===========     ===========     ===========


See Notes to Financial Statements.

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                       SVPT                          SVPT                          SVPT
                                                     BALANCED                        BOND                      COMMON STOCK
                                                       FUND                          FUND                          FUND
                                             Six Months                    Six Months                   Six Months
                                               Ended                         Ended                         Ended
                                              06/30/06      Year Ended      06/30/06      Year Ended      06/30/06      Year Ended
                                            (Unaudited)      12/31/05     (Unaudited)      12/31/05     (Unaudited)      12/31/05
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
Net investment income (loss)                $   246,244    $   467,480    $   535,357    $   998,590    $   489,404    $   739,507
Net realized gain (loss) on sales
  of investments                                 55,369        174,838       (404,853)      (279,352)       535,209      1,085,898
Net change in unrealized appreciation
  (depreciation)                                158,427        516,576       (269,211)      (289,521)     1,203,217      2,931,720
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
  from operations                               460,040      1,158,894       (138,707)       429,717      2,227,830      4,757,125
                                            -----------    -----------    -----------    -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                           --       (476,522)            --     (1,038,455)            --       (743,671)
From net realized gain on investments                --       (358,695)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
Total distributions to shareholders                  --       (835,217)            --     (1,038,455)            --       (743,671)
                                            -----------    -----------    -----------    -----------    -----------    -----------

FROM SHARE TRANSACTIONS
Net proceeds from sales of shares             1,504,417      3,441,006      2,707,781      5,281,899      9,733,781     16,017,945
Net asset value of shares in reinvestment
  of dividends and distributions                     --        835,217             --      1,038,455             --        743,671
                                            -----------    -----------    -----------    -----------    -----------    -----------
                                              1,504,417      4,276,223      2,707,781      6,320,354      9,733,781     16,761,616
Less: Payments for shares reacquired         (2,060,165)    (3,910,279)    (3,277,751)    (5,310,788)    (7,665,098)   (12,778,820)
                                            -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets from
  capital share transactions                   (555,748)       365,944       (569,970)     1,009,566      2,068,683      3,982,796
                                            -----------    -----------    -----------    -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS FOR PERIOD                         (95,708)       689,621       (708,677)       400,828      4,296,513      7,996,250
Net Assets: Beginning of period              21,578,085     20,888,464     23,625,706     23,224,878     67,719,729     59,723,479
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net Assets: End of period                   $21,482,377    $21,578,085    $22,917,029    $23,625,706    $72,016,242    $67,719,729
                                            ===========    ===========    ===========    ===========    ===========    ===========
Undistributed Net Investment
  Income (Loss) at End of Period            $   250,408    $        --    $   559,825    $    18,241    $   489,404    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========


See Notes to Financial Statements.

                        Sentinel Variable Products Trust

STATEMENTS OF CHANGES IN NET ASSETS

           SVPT                          SVPT                          SVPT                          SVPT
       GROWTH INDEX                 MID CAP GROWTH                 MONEY MARKET                 SMALL COMPANY
           FUND                          FUND                          FUND                          FUND
 Six Months                    Six Months                   Six Months                    Six Months
   Ended                         Ended                         Ended                         Ended
  06/30/06      Year Ended      06/30/06      Year Ended      06/30/06      Year Ended      06/30/06      Year Ended
(Unaudited)      12/31/05     (Unaudited)      12/31/05     (Unaudited)      12/31/05     (Unaudited)      12/31/05
--------------------------------------------------------------------------------------------------------------------
$    14,457    $    33,601    $   (10,495)   $   (33,604)   $   564,025    $   755,057    $    26,713    $    43,379

     75,848        319,571      1,095,689      4,216,302             --             --      5,256,464      5,866,512

   (120,316)      (240,338)      (852,392)    (3,304,737)            --             --     (2,132,146)    (1,533,715)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (30,011)       112,834        232,802        877,961        564,025        755,057      3,151,031      4,376,176
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         --        (33,604)            --             --       (564,025)      (755,057)            --        (45,357)
         --             --             --             --             --             --             --     (5,145,816)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         --        (33,604)            --             --       (564,025)      (755,057)            --     (5,191,173)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    330,806        661,236      1,622,621      3,481,923      8,062,364     18,789,425      6,579,518     11,916,274
         --         33,604             --             --        564,025        755,057             --      5,191,173
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    330,806        694,840      1,622,621      3,481,923      8,626,389     19,544,482      6,579,518     17,107,447
   (750,690)    (1,322,842)    (3,047,267)    (6,792,325)    (9,164,729)   (21,043,916)    (7,335,855)   (16,102,464)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (419,884)      (628,002)    (1,424,646)    (3,310,402)      (538,340)    (1,499,434)      (756,337)     1,004,983
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (449,895)      (548,772)    (1,191,844)    (2,432,441)      (538,340)    (1,499,434)     2,394,694        189,986
  3,594,483      4,143,255     25,637,760     28,070,201     27,189,325     28,688,759     53,830,506     53,640,520
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 3,144,588    $ 3,594,483    $24,445,916    $25,637,760    $26,650,985    $27,189,325    $56,225,200    $53,830,506
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

$    14,728    $       271    $   (10,495)   $        --    $       113    $       113    $    26,713    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========


See Notes to Financial Statements.

                              Financial Highlights

Selected per share data and ratios.

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                           Income From Investment Operations               Less Distributions
                                        --------------------------------------   ----------------------------------------
                                                     Net gains or
                                                       losses on
               Fiscal       Net asset       Net        securities                 Dividends                                Net asset
                year          value,    investment  (both realized  Total from    (from net   Distributions                  value,
              (period       beginning     income          and       investment   investment  (from realized     Total        end of
Fund           ended)       of period     (loss)      unrealized)   operations     income)       gains)     distributions    period
------------------------------------------------------------------------------------------------------------------------------------
BALANCED    08/01/03-
            12/31/03(A)       $10.00      $ 0.08        $ 1.43        $ 1.51       $ 0.09        $ 0.16        $ 0.25        $11.26
            12/31/04           11.26        0.20          0.64          0.84         0.25          0.40          0.65         11.45
            12/31/05           11.45        0.26          0.39          0.65         0.27          0.20          0.47         11.63
            Six Months
            Ended 06/30/06
            (Unaudited)        11.63        0.13          0.11          0.24           --            --            --         11.87

BOND        08/01/03-
            12/31/03(A)       $10.00      $ 0.18        $ 0.36        $ 0.54       $ 0.19        $ 0.10        $ 0.29        $10.25
            12/31/04           10.25        0.46          0.03          0.49         0.48          0.15          0.63         10.11
            12/31/05           10.11        0.43         (0.25)         0.18         0.45            --          0.45          9.84
            Six Months
            Ended 06/30/06
            (Unaudited)         9.84        0.22         (0.27)        (0.05)          --            --            --          9.79

COMMON      12/31/01          $10.49      $ 0.11        $(0.95)       $(0.84)      $ 0.11        $ 0.04        $ 0.15        $ 9.50
STOCK       12/31/02            9.50        0.10         (1.75)        (1.65)        0.10            --          0.10          7.75
            12/31/03            7.75        0.08          2.36          2.44         0.08            --          0.08         10.11
            12/31/04           10.11        0.11          0.87          0.98         0.11            --          0.11         10.98
            12/31/05           10.98        0.13          0.71          0.84         0.13            --          0.13         11.69
            Six Months
            Ended 06/30/06
            (Unaudited)        11.69        0.08          0.31          0.39           --            --            --         12.08

GROWTH      12/31/01          $ 9.46      $ 0.02        $(1.29)       $(1.27)      $ 0.02        $   --        $ 0.02        $ 8.17
INDEX       12/31/02            8.17        0.04         (2.00)        (1.96)        0.04            --          0.04          6.17
            12/31/03            6.17        0.06          1.42          1.48         0.06            --          0.06          7.59
            12/31/04            7.59        0.11          0.30          0.41         0.11            --          0.11          7.89
            12/31/05            7.89        0.08          0.16          0.24         0.08            --          0.08          8.05
            Six Months
            Ended 06/30/06
            (Unaudited)         8.05        0.03         (0.13)        (0.10)          --            --            --          7.95

MID CAP     12/31/01          $10.14      $(0.04)       $(2.42)       $(2.46)      $   --        $   --        $   --        $ 7.68
GROWTH      12/31/02            7.68       (0.01)        (1.84)        (1.85)          --            --            --          5.83
            12/31/03            5.83       (0.04)         2.48          2.44           --            --            --          8.27
            12/31/04            8.27       (0.04)         1.06          1.02           --            --            --          9.29
            12/31/05            9.29       (0.01)         0.36          0.35           --            --            --          9.64
            Six Months
            Ended 06/30/06
            (Unaudited)         9.64       (0.01)         0.07          0.06           --            --            --          9.70

(A)   Commenced operations August 1, 2003.
+     Annualized
++    Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).


See Notes to Financial Statements.

                                                      Ratios/Supplemental Data

                                                                                                         Ratio of
                                              Ratio of            Ratio of          Ratio of net      net investment
                                             expenses to         expenses to         investment        income (loss)
             Net assets       Ratio of       average net         average net           income           to average
 Total        at end of      expenses to    assets before       assets before         (loss) to      net assets before     Portfolio
 return*       period        average net    custodian fee     voluntary expense      average net     voluntary expense     turnover
   (%)      (000 omitted)    assets (%)     credits**(%)    reimbursements*** (%)     assets(%)    reimbursements***(%)    rate (%)
------------------------------------------------------------------------------------------------------------------------------------
 15.07++       $17,724          0.82+           0.84+                1.04+              1.95+              1.75+               85++
  7.44          20,888          0.78            0.81                 0.88               1.79               1.72               230
  5.65          21,578          0.79            0.83                 0.88               2.21               2.16               189

  2.06++        21,482          0.79+           0.81+                0.81+              2.26+              2.26+              137++

  5.38++       $22,380          0.67+           0.69+                0.73+              4.07+              4.03+              162++
  4.75          23,225          0.67            0.69                 0.71               4.31               4.29               383
  1.81          23,626          0.67            0.69                 0.71               4.24               4.22               386

 (0.51)++       22,917          0.67+           0.69+                0.69+              4.59+              4.59+              263++
 (8.10)        $34,245          0.48            0.51                 0.74               1.23               1.01                46
(17.33)         32,308          0.48            0.51                 0.71               1.24               1.04                50
 31.43          47,411          0.66            0.68                 0.75               0.95               0.88                77
  9.65          59,723          0.65            0.67                 0.67               1.11               1.11                51
  7.64          67,720          0.65            0.67                 0.67               1.17               1.17                22

  3.34++        72,016          0.62+           0.63+                0.63+              1.38+              1.38+                7++
(13.44)        $ 3,926          0.60            0.65                 2.30               0.31              (1.34)               33
(24.04)          4,418          0.60            0.61                 2.12               0.62              (0.89)               28
 23.97           3,817          0.60            0.61                 3.03               0.88              (1.55)               60
  5.35           4,143          0.60            0.60                 2.15               1.37              (0.18)               41
  2.99           3,594          0.60            0.61                 1.89               0.87              (0.41)               47

 (1.24)++        3,145          0.60+           0.61+                1.64+              0.86+             (0.17)+              11++
(24.26)        $22,221          0.71            0.78                 0.84              (0.45)             (0.50)               88
(24.09)         16,963          0.71            0.74                 0.85              (0.19)             (0.30)              246
 41.85          25,046          0.82            0.84                 0.89              (0.52)             (0.57)              120
 12.33          28,070          0.79            0.80                 0.80              (0.45)             (0.45)              109
  3.77          25,638          0.79            0.81                 0.81              (0.13)             (0.13)              163

  0.62++        24,446          0.76+           0.78+                0.78+             (0.08)+            (0.08)+              32++

                              Financial Highlights

Selected per share data and ratios.

Selected data for a share of capital stock outstanding throughout each fiscal period.

                                           Income From Investment Operations               Less Distributions
                                        --------------------------------------   ----------------------------------------
                                                     Net gains or
                                                       losses on
               Fiscal       Net asset       Net        securities                 Dividends                                Net asset
                year          value,    investment  (both realized  Total from    (from net   Distributions                  value,
              (period       beginning     income          and       investment   investment  (from realized     Total        end of
Fund           ended)       of period     (loss)      unrealized)   operations     income)       gains)     distributions    period
------------------------------------------------------------------------------------------------------------------------------------
MONEY       12/31/01          $ 1.00     $0.0361        $   --        $0.0361      $0.0361       $  --         $0.0361       $ 1.00
MARKET      12/31/02            1.00      0.0132            --         0.0132       0.0132          --          0.0132         1.00
            12/31/03            1.00      0.0075            --         0.0075       0.0075          --          0.0075         1.00
            12/31/04            1.00      0.0095            --         0.0095       0.0095          --          0.0095         1.00
            12/31/05            1.00      0.0280            --         0.0280       0.0280          --          0.0280         1.00
            Six Months
            Ended 06/30/06
            (Unaudited)         1.00      0.0215            --         0.0215       0.0215          --          0.0215         1.00

SMALL       12/31/01          $10.73     $  0.03        $ 0.54        $  0.57      $  0.03       $0.00****     $  0.03       $11.27
COMPANY     12/31/02           11.27        0.03         (1.60)         (1.57)        0.03        0.01            0.04         9.66
            12/31/03            9.66        0.01          3.80           3.81         0.01        0.01            0.02        13.45
            12/31/04           13.45        0.01          2.13           2.14         0.01        1.33            1.34        14.25
            12/31/05           14.25        0.01          1.16           1.17         0.01        1.47            1.48        13.94
            Six Months
            Ended 06/30/06
            (Unaudited)        13.94        0.01          0.80           0.81           --          --              --        14.75

++    Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and a redemption on the last day of the period. Total return does not include any fees, charges or expenses imposed by National Life Insurance Company, the issuer of variable annuity and life insurance contracts for which the funds serve as underlying investment vehicles.
** The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian.
*** Expense reductions are comprised of the voluntary expense reimbursements as described in Note (3).
**** Represents less than $0.005 or $(0.005) of average daily shares outstanding.


See Notes to Financial Statements.

                                                      Ratios/Supplemental Data

                                                                                                         Ratio of
                                              Ratio of            Ratio of          Ratio of net      net investment
                                             expenses to         expenses to         investment        income (loss)
             Net assets       Ratio of       average net         average net           income           to average
 Total        at end of      expenses to    assets before       assets before         (loss) to      net assets before     Portfolio
 return*       period        average net    custodian fee     voluntary expense      average net     voluntary expense     turnover
   (%)      (000 omitted)    assets (%)     credits**(%)    reimbursements*** (%)     assets(%)    reimbursements***(%)    rate (%)
------------------------------------------------------------------------------------------------------------------------------------
   3.70        $27,611          0.40             0.42                0.56               3.46               3.32               --
   1.32         33,048          0.40             0.40                0.51               1.32               1.22               --
   0.75         29,289          0.40             0.40                0.53               0.75               0.62               --
   0.96         28,689          0.40             0.40                0.54               0.95               0.82               --
   2.84         27,189          0.40             0.40                0.56               2.80               2.64               --

   2.17++       26,651          0.40+            0.41+               0.54+              4.32+              4.19+              --++
   5.35        $19,044          0.57             0.65                0.94               0.40               0.11               59
 (13.92)        22,651          0.57             0.61                0.81               0.31               0.11               57
  39.44         38,962          0.74             0.76                0.81               0.14               0.08               55
  15.91         53,641          0.70             0.72                0.72               0.10               0.10               52
   8.21         53,831          0.70             0.72                0.72               0.08               0.08               70

   5.81++       56,225          0.65+            0.68+               0.68+              0.09+              0.09+              35++

                         Notes to Financial Statements
                                   (Unaudited)

1. ORGANIZATION:

The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of National Life Insurance Company to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of seven separate and distinct funds, six of which are diversified: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, (the Growth Index Fund being non-diversified). The seven funds of the Trust are referred to hereinafter collectively as the "Funds", and individually as a "Fund."

2. SIGNIFICANT ACCOUNTING POLICIES:

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

A. SECURITY VALUATION: Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities are valued on the basis of valuations provided by an independent pricing service. The mean of the current bid and ask prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Funds' board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision. Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are accounted for on the next business day following trade date (trade date plus one). Under certain circumstances, exceptions are made so that purchases and sales are accounted for on trade date. These exceptions include:

      (1)   the Sentinel Variable Products Trust Growth Index Fund;

      (2) when trades occur on a day that happens to coincide with the end of a quarterly financial reporting period;

      (3) on occasion, if Sentinel believes significant price movements are deemed large enough to impact the calculation of the net asset value per share.

Interest income is recorded on the accrual basis, which includes the amortization of bond premiums on fixed-income securities. Dividend income is recorded on the ex-dividend date when verified by two independent sources and adjusted daily for foreign tax withholding, reclaims and currency fluctuations, when applicable. The cost of securities sold is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income.

C. DIVIDENDS AND DISTRIBUTIONS: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the reclassification of net investment losses to net short-term capital gains or paid-in-capital, current year paydowns and dividends paid. Reclassifications were made to reflect these differences as of June 30, 2006.

                           Accumulated                   Accumulated
                           undistributed                undistributed
                           net investment         net realized gain (loss)
SVPT Fund                  income (loss)               on investments
---------                  --------------         ------------------------
Balanced                      $4,164                      $(4,164)
Bond                           6,227                       (6,227)

D. REPURCHASE AGREEMENTS: Each Fund, to a limited extent, may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements used by the Funds will provide that the value of the collateral underlying the repurchase agreement always be at least equal to 102% of the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. There were no repurchase agreements outstanding at June 30, 2006.

E. OTHER: Direct expenses of a Fund are charged to that Fund while common expenses of the Trust are allocated proportionately based upon the Funds' respective average net assets or number of shareholder accounts. Earnings credits are received from State Street Bank ("SSB"), the custodian bank, on cash balances and are reflected in the statement of operations as an expense offset.

      The ratio of net investment income to average net assets for each Fund is calculated utilizing the average shares method.

F. FEDERAL INCOME TAXES: No provision is made for Federal taxes as it is each Fund's intention to continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from any Federal excise tax or income tax liability.

G. OPTIONS: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by a Fund is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option written by a Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

      There were no transactions in options during the period ended June 30, 2006.

H. DOLLAR ROLLS: The SVPT Balanced and SVPT Bond Funds may enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as interest income.

I. SECURITIES LENDING: Under an agreement with SSB, the Funds may lend their securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

      At June 30, 2006 the following Funds had securities on loan:

                           Market Value             Market Value
SVPT Fund               Loaned Securities            Collateral
---------               -----------------           ------------
Balanced                   $   166,346               $   167,875
Bond                         2,751,477                 3,340,002
Common Stock                 3,770,842                 3,829,478
Growth Index                    26,253                    26,983
Mid Cap                      4,452,257                 4,665,166
Small Company               12,567,144                12,905,260

3. MANAGEMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

Pursuant to Investment Advisory Agreements, Sentinel Asset Management, Inc. ("SAMI"), a subsidiary of NLV Financial Corporation, manages each Fund's investments and business operations under the overall supervision of the Trust's Board of Trustees. SAMI has the responsibility for making all investment decisions for the Funds. As compensation for services rendered under its advisory agreement, each Fund pays to SAMI a monthly fee determined as follows:

      A) WITH RESPECT TO SVPT BALANCED FUND. 0.55% per annum on the average daily net assets of the Fund.

      B) WITH RESPECT TO SVPT BOND FUND. 0.40% per annum on the average daily net assets of the Fund.

      C) WITH RESPECT TO THE SVPT COMMON STOCK, SVPT MID CAP GROWTH AND SVPT SMALL COMPANY FUNDS: 0.50% per annum on the first $20 million of average daily net assets of each Fund; 0.40% per annum on the next $20 million of such assets of each Fund; and 0.30% per annum on such assets of each Fund in excess of $40 million.

      D) WITH RESPECT TO SVPT GROWTH INDEX FUND: 0.30% per annum on the average daily net assets of the Fund.

      E) WITH RESPECT TO THE SVPT MONEY MARKET FUND: 0.25% per annum on the average daily net asset of the Fund.

      SAMI has voluntarily agreed for a period of at least until December 31, 2006 to waive the Funds' advisory fees or reimburse other expenses as necessary to limit these Funds' overall expense ratios, after expense offsets, to the amounts shown below:

      o SVPT Balanced Fund                             0.79%
      o SVPT Bond Fund                                 0.67%
      o SVPT Common Stock Fund                         0.66%
      o SVPT Growth Index Fund                         0.60%
      o SVPT Mid Cap Growth Fund                       0.82%
      o SVPT Money Market Fund                         0.40%
      o SVPT Small Company Fund                        0.74%

      These arrangements may be changed or terminated at any time after December 31, 2006.

      For the period ended June 30, 2006, the amounts reimbursed were as follows: SVPT Growth Index $17,376 and SVPT Money Market $16,743.

      Equity Services Inc. ("ESI"), a subsidiary of NLV Financial Corporation, acts as the principal underwriter of shares of the Funds. ESI receives no compensation from the Trust for acting as principal underwriter.

      Both independent directors of the Trust receive a meeting fee of $1,500 for each meeting attended. This compensation totaled $3,000 for each director for the period ended June 30, 2006.

      Pursuant to the Fund Services Agreement with Sentinel Administrative Services, Inc. ("SASI"), a subsidiary of SAMI, the Trust receives certain transfer agency, fund accounting and financial administration services. For these services, the Fund Services Agreement provides for the Trust to pay to SASI a fixed fee totaling $20,000 per year for transfer agency services and a fee of 0.10% of average daily net assets of the Funds for fund accounting and financial administration services. For the period ended June 30, 2006 this fee totaled $124,192.

4. INVESTMENT TRANSACTIONS:

Purchases and sales (excluding short-term obligations) for the period ended June 30, 2006 were as follows:

                   Purchases of                     Sales of
                    other than    Purchases of     other than       Sales of
                       U.S.           U.S.            U.S.            U.S.
                    Government     Government      Government      Government
                    direct and     direct and      direct and      direct and
                      agency         agency          agency          agency
SVPT Fund          obligations     obligations     obligations     obligations
---------          -----------     -----------     -----------     -----------
Balanced           $ 1,236,864     $27,646,431     $ 1,266,044     $27,770,169
Bond                   499,025      60,053,199              --      61,046,839
Common Stock         7,305,008              --       4,715,783              --
Growth Index           378,391              --         784,121              --
Mid Cap Growth       7,976,226              --      11,343,159              --
Small Company       19,088,506              --      19,297,080              --

(The Sentinel Variable Products Money Market Fund invests only in short-term obligations.)

      At December 31, 2005, the Trust had tax basis capital losses which may be used to offset future capital gains through 2013 as follows:

CAPITAL LOSS CARRYFORWARD

                                                                Expiring
                                                                on 12/31
                                                                --------

SVPT Bond Fund                                 $  130,549         2013
                                               ==========
SVPT Common Stock Fund                         $1,341,462         2010
                                                  346,135         2011
                                               ----------
Total                                          $1,687,597
                                               ==========
SVPT Growth Index Fund                         $    2,589         2009
                                                  340,021         2010
                                                  883,435         2011
                                                   16,152         2012
                                               ----------
Total                                          $1,242,197
                                               ==========
SVPT Mid Cap Growth Fund                       $3,811,262         2010
                                               ==========
SVPT Money Market Fund                         $      113         2011
                                               ==========

During the year ended December 31, 2005, the Funds utilized capital losses as follows:

                                             Capital losses
SVPT Fund                                       utilized
---------                                    --------------
Common Stock                                   $1,136,169
Growth Income                                      59,642
Mid Cap Growth                                  4,126,777

      It is unlikely that a capital gains distribution will be paid until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire.

      Capital losses incurred after October 31 (Post October losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Balanced and Bond Funds incurred and elected to defer capital losses of $58,745 and $181,039 during fiscal 2005.

5. SHARES OF BENEFICIAL INTEREST TRANSACTIONS:

There are an unlimited number of authorized shares for each Fund in the Trust. Each share has a par value of $0.001. Transactions in shares for the six months ended June 30, 2006 and fiscal year ended December 31, 2005 were as follows:

                                      Shares
                                     issued in                         Net
                                    reinvestment                    increase
                                    of dividends     Shares        (decrease)
                          Shares      and dis-         re-          in shares
SVPT Fund                  sold      tributions     acquired       outstanding
--------------------------------------------------------------------------------
SIX MONTHS ENDED 06/30/06 (UNAUDITED)
Balanced                   126,491          --        172,761        (46,270)
Bond                       275,731          --        334,193        (58,462)
Common Stock               800,729          --        631,007        169,722
Growth Index                40,427          --         91,469        (51,042)
Mid Cap Growth             161,031          --        302,182       (141,151)
Money Market             8,062,364     564,025      9,164,729       (538,340)
Small Company              437,528          --        487,722        (50,194)

YEAR ENDED DECEMBER 31, 2005

Balanced                   295,707      71,570        335,787         31,490
Bond                       516,569     105,427        519,957        102,039
Common Stock             1,430,156      63,291      1,140,912        352,535
Growth Index                84,282       4,149        167,254        (78,823)
Mid Cap Growth             381,481          --        744,086       (362,605)
Money Market            18,789,425     755,057     21,043,916     (1,499,434)
Small Company              827,357     370,269      1,100,794         96,832

6. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. SUBSEQUENT EVENTS

On October 28, 2005, National Life Insurance Company and its affiliated separate accounts filed an application with the Securities and Exchange Commission requesting to substitute certain unaffiliated mutual funds for the SVPT Growth Index Fund. The application was subsequently amended on February 2, 2006, June 16, 2006 and July 17, 2006. If the application is approved, the SVPT Growth Index Fund is expected to de-register and dissolve immediately following the effectiveness of such substitution.

                   Information and Services for Policyholders

PORTFOLIO PROXY VOTING GUIDELINES AND VOTING RECORD

Sentinel Variable Products Trust Funds portfolio proxy voting guidelines, and information on how the Funds voted proxies relating to portfolio securities are available without charge online at www.nationallife.com under the Performance & Prospectus tab, at www.sec.gov, or by calling (800) 537-7003.

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information.)

                              Trustees and Officers

The following is a list of the Trust's trustees. Each trustee oversees the seven portfolios of the Sentinel Variable Products Trust. Trustees serve until the next regular policyholders' meeting or until he or she reaches the mandatory retirement age established by the Trust.

                            Position and
                            Length of              Principal Occupation(s) During                           Public
Name, Address, Age          Time Served            Past Five Years                                          Directorships
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM D. MCMEEKIN         Trustee since 2000     Executive Vice President, Commercial Services -          None
(61)                                               TD Banknorth, N.A. (formerly Banknorth Vermont)
One National Life Drive                            since June, 2005; Senior Vice President &
Montpelier, VT 05604                               Senior Lending Officer, 2001 to 2005; Community
                                                   President - The Howard Bank, 2000 to 2001
-------------------------------------------------------------------------------------------------------------------------------
WILLIAM G. RICKER           Trustee since 2000     Former President - Denis, Ricker & Brown                 None
(67)                                               (Insurance Agency), 1980 to 2001
One National Life Drive
Montpelier, VT 05604

      The names of and other information relating to the one Trustee who is an officer and "interested person" of the Funds as defined in the Investment Company Act of 1940, as amended and to the officers of the Funds are set forth below.

                            Position and
                            Length of              Principal Occupation(s) During                           Public
Name, Address, Age          Time Served            Past Five Years                                          Directorships
-------------------------------------------------------------------------------------------------------------------------------
THOMAS H. MACLEAY           Chair and              National Life Holding Company (a mutual                  Sentinel Funds (16)
(56)                        Trustee, since         insurance holding company) and National Life
One National Life Drive     2004; Chief            Insurance Company ("National Life") - Chairman
Montpelier, VT 05604        Executive Officer      of the Board, President and Chief Executive
                            2004-2005              Officer, since 2002; President and Chief
                                                   Operating Officer, 1996 to 2001; Sentinel Group
                                                   Funds, Inc. and Sentinel Pennsylvania Tax-Free
                                                   Trust ("Sentinel Funds") - Chairman, since
                                                   2003; Chief Executive Officer, 2003-2005
-------------------------------------------------------------------------------------------------------------------------------
CHRISTIAN W . THWAITES      President and          Sentinel Asset Management, Inc. ("Advisor") -            N/A
(48)                        Chief Executive        President & Chief Executive Officer, since
One National Life Drive     Officer, since         2005; National Life - Executive Vice President,
Montpelier, VT 05604        2005                   since 2005; Sentinel Funds - President, Chief
                                                   Executive Officer and Director/Trustee, since
                                                   2005; Sentinel Financial Services Company
                                                   ("SFSC") - Chief Executive Officer since 2005,
                                                   President 2005 to 2006; Sentinel Administrative
                                                   Services, Inc. ("SASI") - President & Chief
                                                   Executive Officer since 2005; Sentinel Advisors
                                                   Company ("SAC") and Sentinel Administrative
                                                   Services Company ("SASC") - President & Chief
                                                   Executive Officer 2005 to 2006; Skandia Global
                                                   Funds - Chief Executive Officer, 1996 to 2004

                            Position and
                            Length of              Principal Occupation(s) During                           Public
Name, Address, Age          Time Served            Past Five Years                                          Directorships
-------------------------------------------------------------------------------------------------------------------------------
THOMAS P. MALONE            Vice President &       SASI - Vice President, since 2006; Sentinel              N/A
(50)                        Treasurer, since       Funds - Vice President and Treasurer, since
One National Life Drive     2000                   1997; SASC - Vice President 1998 to 2006
Montpelier, VT 05604
-------------------------------------------------------------------------------------------------------------------------------
JOHN K. LANDY               Vice President,        SASI - Senior Vice President, since 2006; Vice           N/A
(46)                        since 2004             President, 1997 to 2004; Sentinel Funds - Vice
One National Life Drive                            President, since 2003; SASC - Senior Vice
Montpelier, VT 05604                               President 2004 to 2006
-------------------------------------------------------------------------------------------------------------------------------
SCOTT G. WHEELER            Assistant Vice         SASI - Assistant Vice President, since 2006;             N/A
(41)                        President &            Sentinel Funds - Assistant Vice President and
One National Life Drive     Assistant              Assistant Treasurer, since 1998; SASC -
Montpelier, VT 05604        Treasurer, since       Assistant Vice President 1998 to 2006
                            2004
-------------------------------------------------------------------------------------------------------------------------------
KERRY A. JUNG               Secretary, since       National Life - Senior Counsel, since 2005;              N/A
(33)                        2005                   Sentinel Funds - Secretary, since 2005; Equity
One National Life Drive                            Services, Inc. ("ESI"); Advisor; SFSC - Counsel,
Montpelier, VT 05604                               since 2005; SASI - Counsel, since 2006; SAC,
                                                   SASC - Counsel, 2005 to 2006; Strong Financial
                                                   Corporation - Managing Counsel, 2004-2005;
                                                   Associate Counsel, 2000 to 2004
-------------------------------------------------------------------------------------------------------------------------------
D. RUSSELL MORGAN           Chief Compliance       Advisor; National Variable Annuity Account II;           N/A
(50)                        Officer, since         National Variable Life Insurance Account - Chief
One National Life Drive     2004; Secretary,       Compliance Officer, since 2004; Sentinel Funds -
Montpelier, VT 05604        2000 - 2005            Chief Compliance Officer, since 2004; Secretary,
                                                   1988- 2005; National Life - Assistant General
                                                   Counsel, 2001 to 2005; Senior Counsel, 2000 to
                                                   2001; ESI - Counsel, 1986 to 2005; Advisor, SAC,
                                                   SFSC, SASC - Counsel, 1993 to 2005

The Statement of Additional Information has additional information about the Trust's trustees and is available, without charge, upon request by calling (800) 537-7003.

      INVESTMENT ADVISOR                  CUSTODIAN AND DIVIDEND PAYING AGENT
      Sentinel Asset Management, Inc.     State Street Bank & Trust Company -
                                          Kansas City
      PRINCIPAL UNDERWRITER
      Equity Services, Inc.               TRANSFER AGENT, SHAREHOLDER SERVICING
                                          AGENT AND ADMINISTRATOR
      COUNSEL                             Sentinel Administrative Services, Inc.
      Sidley Austin LLP

      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM
      PricewaterhouseCoopers LLP

                      This page left blank intentionally.

Sentinel Variable Products Trust


Sentinel Variable Products Trust Balanced Fund
Sentinel Variable Products Trust Bond Fund
Sentinel Variable Products Trust Common Stock Fund
Sentinel Variable  Products Trust Growth Index Fund
Sentinel Variable Products Trust Mid Cap Growth Fund
Sentinel Variable Products Trust Money Market Fund
Sentinel  Variable Products Trust Small Company Fund


THIS BROCHURE IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

DISTRIBUTED BY
Equity Services, Inc.
National Life Drive
Montpelier, Vermont 05604
(800) 732-8939


MK2473(0606)                                                      Cat. No. 63061

ITEM 2. CODE OF ETHICS

Not applicable to this semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to this semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to this semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a)      Not applicable.

(b)      Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)   Not applicable.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as an exhibit.

(a)(3)   Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust


By: /s/ Christian W. Thwaites
-----------------------------
Christian W. Thwaites,
President & Chief Executive Officer

Date: August 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Thomas P. Malone
------------------------
Thomas P. Malone,
Vice President & Treasurer

Date: August 25, 2006